UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2008 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers AMG Chicago Equity Partners Balanced Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 54.4%
Consumer Discretionary - 5.4%
Best Buy Co., Inc.	2,100		$78,750
CBS Corp., Class B	5,000	[2]	72,900
Goodyear Tire & Rubber Co.*	800	[2]	12,248
Jones Apparel Group, Inc.	3,500	[2]	64,785
Leggett & Platt, Inc.	3,600	[2]	78,444
McDonald’s Corp.	3,650		225,205
Omnicom Group, Inc.	1,600		61,696
Ross Stores, Inc.	2,400		88,344
TJX Cos., Inc.	6,650	[2]	202,958
Walt Disney Co., The	5,050		154,984
Total Consumer Discretionary			1,040,314
Consumer Staples - 5.7%
Altria Group, Inc.	2,420		48,013
Anheuser-Busch Companies, Inc.	650		42,172
Avon Products, Inc.	3,550		147,574
Bunge, Ltd.	1,200	[2]	75,816
Costco Wholesale Corp.	1,000		64,930
Herbalife, Ltd.	2,300		90,896
Kroger Co., The	5,850		160,758
PepsiCo, Inc.	2,750		195,992
Philip Morris International, Inc.	1,620		77,922
Procter & Gamble Co., The	1,512		105,371
Sysco Corp.	3,200		98,656
Total Consumer Staples			1,108,100
Energy - 6.9%
Cameron International Corp.*	1,000	[2]	38,540
Chevron Corp.	450		37,116
Cimarex Energy Co.	2,400		117,384
ConocoPhillips Co.	1,500		109,875
Devon Energy Corp.	1,500		136,800
Ensco International, Inc.	1,500	[2]	86,445
Exxon Mobil Corp.	6,920		537,407
FMC Technologies, Inc.*	2,300		107,065
Massey Energy Co.	1,600		57,072
Tidewater, Inc.	1,000		55,360
Valero Energy Corp.	2,100		63,630
Total Energy			1,346,694
Financials - 8.9%
Annaly Capital Management, Inc.	2,700	[2]	36,315
Bank of America Corp.	3,600		126,000
Bank of Hawaii Corp.	1,300	[2]	69,485
Boston Properties, Inc.	800		74,928
CBL & Associates Properties, Inc.	1,300		26,104
Charles Schwab Corp., The	3,800	[2]	98,800
Chubb Corp., The	3,350		183,915
Citigroup, Inc.	4,400		90,244
Goldman Sachs Group, Inc.	1,050		134,400
Hospitality Properties Trust	1,300	[2]	26,676
HRPT Properties Trust	3,200	[2]	22,048
Janus Capital Group, Inc.	1,600	[2]	38,848
JPMorgan Chase & Co.	5,698		266,097
Merrill Lynch & Co., Inc.	1,600		40,480
Northern Trust Corp.	1,500		108,300
PNC Financial Services Group, Inc., The	650		48,555
Raymond James Financial, Inc.	1,000		32,980
SunTrust Banks, Inc.	1,300	[2]	58,487
Travelers Companies, Inc., The	3,850		174,020
U.S. Bancorp	600		21,612
UnumProvident Corp.	2,100		52,710
Total Financials			1,731,004
Health Care - 7.1%
Abbott Laboratories Co.	1,100		63,338
AmerisourceBergen Corp.	3,300		124,244
Amgen, Inc.*	1,000		59,270
Baxter International, Inc.	650		42,660
CIGNA Corp.	500		16,990

Managers AMG Chicago Equity Partners Balanced Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care - 7.2% (continued)
Express Scripts, Inc.*	1,700		$125,494
Genentech, Inc.*	450		39,906
Humana, Inc.*	1,800		74,160
Invitrogen Corp.*	3,300	[2]	124,740
Johnson & Johnson	5,730		396,974
Pfizer, Inc.	17,490		322,516
Total Health Care			1,390,292
Industrials - 5.5%
CSX Corp.	1,700		92,769
Cummins, Inc.	3,000	[2]	131,160
Emerson Electric Co.	5,250		214,148
Fluor Corp.	1,600		89,120
Grainger (W.W.), Inc.	1,300	[2]	113,061
Honeywell International, Inc.	800		33,240
Lockheed Martin Corp.	1,650		180,956
Raytheon Co.	1,600		85,616
Southwest Airlines Co.	8,500	[2]	123,335
Total Industrials			1,063,405
Information Technology - 9.4%
Accenture Ltd.	6,050		229,900
ADC Telecommunications, Inc.*	4,400	[2]	37,180
Adobe Systems, Inc.*	3,000	[2]	118,410
Hewitt Associates, Inc., Class A*	2,700	[2]	98,388
Hewlett-Packard Co.	7,450		344,488
Intel Corp.	7,100		132,983
International Business Machines Corp.	950		111,112
Juniper Networks, Inc.*	3,800	[2]	80,066
Lexmark International, Inc.*	1,550	[2]	50,484
MasterCard, Inc.	550		97,532
MEMC Electronic Materials, Inc.*	1,200		33,912
Microsoft Corp.	4,900		130,780
NCR Corp.*	1,150	[2]	25,358
Novellus Systems, Inc.*	1,200	[2]	23,568
QUALCOMM, Inc.	1,800		77,346
Sanmina-SCI Corp.*	15,100		21,140
Symantec Corp.*	4,300		84,194
Tech Data Corp.*	2,800		83,580
Texas Instruments, Inc.	1,100		23,650
Yahoo!, Inc.*	1,200		20,760
Total Information Technology			1,824,831
Materials - 1.7%
AK Steel Holding Corp.	2,600	[2]	67,392
FMC Corp.	1,500		77,085
Mosaic Co., The,	1,500		102,030
Owens-Illinois, Inc.*	800		23,520
Packaging Corp. of America	2,600		60,268
Total Materials			330,295
Telecommunication Services - 1.6%
CenturyTel, Inc.	1,200		43,980
Telephone & Data Systems, Inc.	1,600	[2]	57,200
Verizon Communications, Inc.	6,650		213,398
Total Telecommunication Services			314,578
Utilities - 2.2%
Alliant Energy Corp.	5,050		162,660
Dominion Resources, Inc.	4,350	[2]	186,093
Energen Corp.	1,600		72,448
Total Utilities			421,201
Total Common Stocks (cost $11,115,158)			10,570,714

	Principal Amount
Mortgage-Backed Securities - 0.9%
Bank of America Corp., 4.875%, 06/10/39	$49,249		48,835
GE Capital Commercial Mortgage Corp., 4.970%, 08/11/36	30,136		29,490
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37	90,000		88,219
Total Mortgage-Backed Securities (cost $168,951)			166,544
U.S. Government and Agency Obligations - 31.4%
FHLB, 4.75%, 12/16/16	425,000	[2]	424,616
FHLMC, 4.375%, 07/17/15	375,000	[2]	374,484
FHLMC, 4.500%, 01/15/14	90,000	[2]	92,029

Managers AMG Chicago Equity Partners Balanced Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
U.S. Government and Agency Obligations - 31.4% (continued)
FHLMC, 5.000%, 12/01/20 to 12/15/22	$264,184		$264,684
FNMA, 4.000%, 10/01/20 to 12/01/21	77,418		73,734
FNMA, 4.375%, 04/15/15	44,729		44,748
FNMA, 4.500%, 11/01/19 to 09/01/35	450,971		431,202
FNMA, 5.000%, 02/01/36	900,791		879,290
FNMA, 5.500%, 02/01/22 to 02/01/37	1,442,232		1,440,584
FNMA, 6.000%, 03/01/37 to 08/01/37	966,657		980,357
FNMA, 6.500%, 03/01/37	303,786		311,893
USTB, 6.125%, 11/15/27	520,000	[2]	633,182
USTN, 4.750%, 08/15/17	140,000	[2]	150,117
Total U.S. Government and Agency Obligations (cost $6,098,662)			6,100,920
Corporate Bonds - 7.5%
Finance - 2.5%
Bank of America Corp., 5.750%, 12/01/17	55,000		46,718
Berkshire Hathaway Finance Corp., 4.850%, 01/15/15	85,000		82,942
Chubb Corp., The, 6.500%, 05/15/38	25,000		22,683
Citigroup, Inc., 5.500%, 04/11/13	50,000		43,685
General Electric Capital Corp., Series MTNA, 6.750%, 03/15/32	32,000		26,781
Goldman Sachs Group, Inc., 5.950%, 01/18/18	45,000		37,186
JPMorgan Chase & Co., 6.000%, 01/15/18	60,000		54,808
Merrill Lynch & Co., Inc., 5.450%, 02/05/13	30,000		27,050
Morgan Stanley, 6.600%, 04/01/12	45,000		32,710
Travelers Cos., Inc., 5.375%, 06/15/12	40,000		40,125
U.S. Bank NA, 4.950%, 10/30/14	70,000		67,900
Total Finance			482,588
Industrials - 4.1%
Abbott Laboratories, 5.875%, 05/15/16	48,000		47,957
Archer-Daniels-Midland Co., 5.450%, 03/15/18	45,000		41,686
AT&T, Inc., 5.100%, 09/15/14	65,000		60,871
Burlington Northern Santa Fe Corp., 5.900%, 07/01/12	35,000		35,820
Cardinal Health, Inc., 5.500%, 06/15/13	25,000		23,944
Comcast Corp., 5.875%, 02/15/18	20,000		17,864
E.I. du Pont de Nemours & Company, 5.000%, 01/15/13	40,000		39,565
Hewlett-Packard Co., 4.500%, 03/01/13	55,000		52,900
Honeywell International, Inc., 4.250%, 03/01/13	55,000		53,478
IBM Corp., 4.750%, 11/29/12	60,000		60,120
Kellogg Co., 7.450%, 04/01/31	25,000		27,488
Kimberly-Clark Corp., 6.125%, 08/01/17	40,000		40,131
Kraft Foods, Inc., 6.875%, 01/26/39	25,000		22,839
Kroger Co., 6.750%, 04/15/12	40,000		40,980
Lockheed Martin Corp., 7.650%, 05/01/16	65,000		72,671
McDonald’s Corp., 4.300%, 03/01/13	40,000		39,561
TransCanada Pipelines Ltd., 4.875%, 01/15/15	45,000		41,316
Verizon Communications, Inc., 6.400%, 02/15/38	20,000		16,742
Wal-Mart Stores, Inc., 6.500%, 08/15/37	25,000		23,530
Wyeth Co., 5.250%, 03/15/13	40,000		40,462
Total Industrials			799,925
Utilities - 0.9%
Consolidated Edison, Inc., 5.375%, 12/15/15	75,000		71,652
Exelon Generation Co. LLC, 6.200%, 10/01/17	45,000		39,612
Florida Power & Light Co., 4.850%, 02/01/13	45,000		44,960
Midamerican Energy Co., 5.750%, 11/01/35	25,000		21,166
Total Utilities			177,390
Total Corporate Bonds (cost $1,566,727)			1,459,903
Asset-Backed Securities - 1.4%
Harley-Davidson Motorcycle Trust, 5.350%, 03/15/13	172,387		169,099
John Deere Corp., 5.070%, 04/15/14	100,000		98,268
Total Asset-Backed Securities (cost $272,252)			267,367
Other Investment Companies - 25.3% [4]
Bank of New York Institutional Cash Reserves Fund, Series A, 2.20% [8,15]	3,456,205		3,456,205
Bank of New York Institutional Cash Reserves Fund, Series B, 0.00%* [8,15]	28,392		3,549
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.73%	1,458,417		1,458,417
Total Other Investment Companies (cost $4,943,013)			4,918,171
Total Investments - 120.9% (cost $24,164,763)			23,483,619
Other Assets, less Liabilities - (20.9)%			(4,062,327)
Net Assets - 100%			$19,421,292

Managers AMG Chicago Equity Partners Mid-Cap Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 98.3%
Consumer Discretionary - 14.4%
Aeropostale, Inc.*	7,800		$250,458
ArvinMeritor, Inc.	16,700	[2]	217,768
Barnes & Noble, Inc.	21,400	[2]	558,112
Big Lots, Inc.*	4,100		114,103
Blyth, Inc.	11,700		132,678
Bob Evans Farms, Inc.	11,100	[2]	302,919
Callaway Golf Co.	7,300		102,711
DeVry, Inc.	5,200		257,608
Furniture Brands International, Inc.	36,400	[2]	382,928
Hasbro, Inc.	7,600	[2]	263,872
Lear Corp.*	14,000	[2]	147,000
Leggett & Platt, Inc.	6,300	[2]	137,277
Netflix, Inc.*	9,100	[2]	281,008
NVR, Inc.*	300	[2]	171,600
Priceline.com, Inc.*	3,000	[2]	205,290
Ross Stores, Inc.	25,500		938,655
Scholastic Corp.*	9,600	[2]	246,528
Strayer Education, Inc.	4,400		881,144
Toll Brothers, Inc.*	4,700	[2]	118,581
TRW Automotive Holdings Corp.*	16,800		267,288
Tupperware Brands Corp.	8,500		234,855
Warnaco Group, Inc., The*	8,500	[2]	384,965
Total Consumer Discretionary			6,597,348
Consumer Staples - 4.9%
BJ’s Wholesale Club, Inc.*	21,900	[2]	851,034
Corn Products International, Inc.	3,600		116,208
Flowers Foods, Inc.	2,500	[2]	73,400
Herbalife, Ltd.	15,100	[2]	596,752
Ralcorp Holdings, Inc.*	6,600		444,906
Tyson Foods, Inc., Class A	14,700		175,518
Total Consumer Staples			2,257,818
Energy - 6.9%
Cimarex Energy Co.	16,700		816,797
FMC Technologies, Inc.*	16,200		754,110
Massey Energy Co.	2,500	[2]	89,175
Noble Energy, Inc.	2,500		138,975
Patterson-UTI Energy, Inc.	16,200		324,324
Pride International, Inc.*	5,300		156,933
Stone Energy Corp.*	11,000	[2]	465,630
Tidewater, Inc.	2,900		160,544
Walter Industries, Inc.	1,200		56,940
Whiting Petroleum Corp.*	2,600		185,276
Total Energy			3,148,704
Financials - 18.3%
Allied Capital Corp	10,000	[2]	108,000
AMB Property Corp.	21,500		973,950
Annaly Capital Management, Inc.	30,100		404,845
Apartment Investment & Management Co.	4,100		143,582
Arch Capital Group, Ltd.*	11,400	[2]	832,542
Associated Bank Corp.	18,700	[2]	373,065
Axis Capital Holdings, Ltd.	20,500		650,055
Bank of Hawaii Corp.	8,800	[2]	470,360
Capitol Federal Financial	3,100	[2]	137,423
Cullen/Frost Bankers, Inc.	3,100	[2]	186,000
First Industrial Realty Trust, Inc.	11,200		321,216
Hospitality Properties Trust	20,300	[2]	416,556
HRPT Properties Trust	50,100		345,189
Mack-Cali Realty Corp.	9,600		325,152
New York Community Bancorp, Inc.	6,300	[2]	105,777
PartnerRe Ltd.	3,900	[2]	265,551

Managers AMG Chicago Equity Partners Mid-Cap Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials - 18.3% (continued)
Potlatch, Corp.	15,400		$714,406
Raymond James Financial, Inc.	20,000	[2]	659,600
Stancorp Financial Group, Inc.	3,600	[2]	187,200
Waddell & Reed Financial, Inc.	11,000		272,250
Webster Financial Corp.	6,700	[2]	169,175
Westamerica Bancorporation	5,500	[2]	316,415
Total Financials			8,378,309
Health Care - 11.8%
Applied Biosystems, Inc.	15,600		534,300
Edwards Lifesciences Corp.*	8,000	[2]	462,080
Health Net, Inc.*	4,800		113,280
Invitrogen Corp.*	12,000	[2]	453,600
Kindred Healthcare, Inc.*	22,700		625,839
King Pharmaceuticals, Inc.*	26,700	[2]	255,786
Lifepoint Hospitals, Inc.*	23,400	[2]	752,076
Lincare Holdings, Inc.*	5,200	[2]	156,468
Masimo Corp.*	3,600		133,920
Medicis Pharmaceutical Corp.	3,400	[2]	50,694
Myriad Genetics, Inc.*	1,900	[2]	123,272
OSI Pharmaceuticals, Inc.*	5,200	[2]	256,308
Owens & Minor, Inc.	11,600	[2]	562,600
Par Pharmaceutical Co., Inc.*	3,100	[2]	38,099
Patterson Companies, Inc.*	5,400	[2]	164,214
PDL BioPharma, Inc.*	17,100	[2]	159,201
Techne Corp.*	4,500		324,540
Universal Health Services, Inc., Class B	1,300		72,839
Valeant Pharmaceuticals International*	7,500	[2]	153,525
Total Health Care			5,392,641
Industrials - 12.4%
AGCO Corp.*	23,300		992,813
Alaska Airgroup, Inc.*	5,800	[2]	118,262
Alliant Techsystems, Inc.*	800	[2]	75,152
Avis Budget Group, Inc.*	4,700		26,978
Brink’s Co., The	7,200		439,344
Cummins, Inc.	7,700		336,644
DRS Technologies, Inc.	2,100		161,175
Flowserve Corp.	10,400		923,208
Gardner Denver, Inc.*	1,800		62,496
Jacobs Engineering Group, Inc.*	6,800		369,308
Joy Global, Inc.	4,000		180,560
KBR, Inc.	14,700		224,469
Lennox International, Inc.	2,800		93,156
Lincoln Electric Holdings, Inc.	2,300	[2]	147,913
Manpower, Inc.	4,800		207,168
Ryder System, Inc.	7,800	[2]	483,600
Shaw Group Inc., The*	4,800		147,504
SPX Corp.	1,000		77,000
UTi Worldwide, Inc.	5,500		93,610
Werner Enterprises, Inc.	23,300	[2]	505,843
Total Industrials			5,666,203
Information Technology - 14.7%
Activision Blizzard, Inc.*	25,000		385,750
Affiliated Computer Services, Inc.*	3,700		187,331
Amkor Technology, Inc.*	34,000	[2]	216,580
ANSYS, Inc.*	3,100		117,397
Arrow Electronics, Inc.*	6,200	[2]	162,564
Avnet, Inc.*	13,600		334,968
Broadridge Financial Solutions, Inc.	6,700		103,113
DST Systems, Inc.*	4,600	[2]	257,554
Foundry Networks, Inc.*	7,000		127,470
Global Payments, Inc.	3,900		174,954

Managers AMG Chicago Equity Partners Mid-Cap Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology - 14.7% (continued)
Hewitt Associates, Inc., Class A*	22,400		$816,256
Ingram Micro, Inc., Class A*	31,000		498,170
Integrated Device Technology, Inc.*	25,700	[2]	199,946
Lexmark International, Inc.*	8,600	[2]	280,102
LSI Logic Corp.*	19,700	[2]	105,592
Metavante Technologies, Inc.*	7,300		140,598
NCR Corp.*	22,500		496,125
Novellus Systems, Inc.*	6,100	[2]	119,804
Plantronics, Inc.	19,900		448,148
SAIC, Inc.*	9,100		184,093
Silicon Laboratories, Inc.*	5,500		168,850
Sohu.com, Inc.*	2,600	[2]	144,950
Sybase, Inc.*	20,000	[2]	612,400
Tech Data Corp.*	11,800		352,230
Triquint Semiconductor, Inc.*	24,500	[2]	117,355
Total Information Technology			6,752,300
Materials - 6.0%
AK Steel Holding Corp.	10,900		282,528
Celanese Corp.	7,200		200,952
CF Industries Holdings, Inc.	1,500		137,190
Cleveland-Cliffs, Inc.	2,200	[2]	116,468
Compass Minerals International, Inc.	3,700	[2]	193,843
Crown Holdings, Inc.*	9,400		208,774
FMC Corp.	7,300		375,147
MeadWestvaco Corp.	7,500		174,825
Packaging Corp. of America	9,100		210,938
Temple-Inland, Inc.	9,500	[2]	144,970
Terra Industries, Inc.	16,600		488,040
Worthington Industries, Inc.	16,400	[2]	245,016
Total Materials			2,778,691
Telecommunication Services - 1.1%
CenturyTel, Inc.	6,000		219,900
Telephone & Data Systems, Inc.	8,400		300,300
Total Telecommunication Services			520,200
Utilities - 7.8%
Alliant Energy Corp.	22,100		711,841
DPL, Inc.	6,700	[2]	166,160
Energen Corp.	19,000		860,320
Hawaiian Electric Industries, Inc.	9,500	[2]	276,545
Integrys Energy Group, Inc.	18,500	[2]	923,890
Nicor, Inc.	2,400	[2]	106,440
Wisconsin Energy Corp.	12,300		552,270
Total Utilities			3,597,466
Total Common Stocks (cost $53,331,935)			45,089,680
Other Investment Companies - 29.0% [4]
Bank of New York Institutional Cash Reserves Fund, Series A, 2.20% [8,15]	12,382,317		12,382,317
Bank of New York Institutional Cash Reserves Fund, Series B, 0.00%* [8,15]	159,721		19,965
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.73%	911,708		911,708
Total Other Investment Companies (cost $13,453,746)			13,313,990
Total Investments - 127.3% (cost $66,785,681)			58,403,670
Other Assets, less Liabilities - (27.3)%			(12,525,177)
Net Assets - 100%			$45,878,493

Managers Fixed Income Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount			Value
Corporate Bonds - 66.6%
Finance - 15.0%
American General Finance Corp., Series MTN, 6.900%, 12/15/17		$2,770,000		$1,286,103
ASIF Global Financial, 2.380%, 02/26/09 [3]	SGD	1,000,000		646,177
Bank of America Capital Trust VI, 5.625%, 03/08/35		295,000		225,940
Barclays Capital Corp., 4.160%, 02/22/10 [3]	THB	6,000,000		178,218
Bear Stearns Companies, Inc., The,
4.650%, 07/02/18		480,000		376,586
5.300%, 10/30/15		25,000		22,197
6.400%, 10/02/17		65,000		60,804
CIGNA Corp., 6.150%, 11/15/36		240,000		202,807
CIT Group, Inc., 7.625%, 11/30/12		3,450,000		2,190,288
Colonial Realty, L.P.,
4.800%, 04/01/11		625,000		594,090
5.500%, 10/01/15		190,000		162,236
Developers Divers Realty Corp., 3.875%, 01/30/09		200,000		196,815
Duke Realty, L.P., 5.950%, 02/15/17		35,000		31,380
Equity One, Inc., 3.875%, 04/15/09		150,000		147,085
ERAC USA Finance Co.,
6.375%, 10/15/17 [3]		240,000		191,064
6.700%, 06/01/34 [3]		65,000		43,709
7.000%, 10/15/37 [3]		925,000		653,077
ERP Operating, L.P.,
5.125%, 03/15/16		15,000		12,583
5.750%, 06/15/17		70,000		59,047
Ford Motor Credit Company LLC,
5.700%, 01/15/10		15,000		11,491
7.000%, 10/01/13		135,000		83,042
9.750%, 09/15/10		309,000		221,665
Highwoods Realty, L.P.,
5.850%, 03/15/17		30,000		24,102
7.500%, 04/15/18		350,000		310,678
Hospitality Properties Trust, 6.750%, 02/15/13		465,000		424,434
iStar Financial, Inc., 4.383%, 10/01/12, (01/01/09) [7]		325,000		175,500
Kinder Morgan Finance Co.,
5.150%, 03/01/15		75,000		63,938
5.700%, 01/05/16	USD	165,000		142,725
Korea Development Bank, 3.875%, 03/02/09	USD	425,000		422,244
Lehman Brothers Holdings, Inc.,
6.000%, 05/03/32 [7,14]		70,000		350
6.875%, 07/17/37 [14]		885,000		4,425
Mack-Cali Realty, L.P., 7.250%, 03/15/09		250,000		250,942
Marsh & McLennan Companies, Inc.,
5.375%, 07/15/14		410,000		380,138
5.750%, 09/15/15		652,000		612,034
5.875%, 08/01/33		730,000		613,262
MBIA Insurance Corp., 14.00%, 01/15/33 [3,7]		25,000	[2]	14,512
Merrill Lynch & Co., Inc., 6.110%, 01/29/37		2,900,000		2,018,632
Morgan Stanley Co.,
3.875%, 01/15/09		95,000	[2]	87,402
5.550%, 04/27/17		300,000		186,258
6.625%, 04/01/18		920,000		609,790
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 [3]		620,000		585,021
PNC Bank, N.A., 6.875%, 04/01/18		395,000		378,958
ProLogis Trust,
5.625%, 11/15/15		15,000		13,133
5.750%, 04/01/16		15,000		13,089
Rabobank Nederland,
12.500%, 02/17/09	ISK	20,000,000		189,931
14.000%, 01/28/09 [3]	ISK	16,000,000		152,584
SLM Corp., 8.450%, 06/15/18		845,000		575,420
Sovereign Bank, 5.125%, 03/15/13		335,000		192,886
Toll Brothers Finance Corp., 5.150%, 05/15/15		555,000		470,003
Travelers Cos., Inc., 6.250%, 06/15/37		755,000		656,541
Travelers Property Casualty Corp., 6.375%, 03/15/33		330,000		290,495
XL Capital (Europe) PLC, 6.500%, 01/15/12	USD	105,000		100,903
Total Finance				17,556,734
Industrials - 41.8%
Anadarko Petroleum Corp.,
5.950%, 09/15/16		485,000		446,456
6.450%, 09/15/36		360,000		283,044
Anheuser-Busch Companies, Inc.,
5.950%, 01/15/33		330,000		255,812
6.450%, 09/01/37		420,000		341,250
Apache Corp., 6.000%, 01/15/37		630,000		534,136
AstraZeneca PLC, 6.450%, 09/15/37	USD	905,000		868,072
AT&T Corp.,
6.150%, 09/15/34		185,000		154,734
6.500%, 03/15/29		775,000		650,496
AT&T Wireless Services, Inc., 8.750%, 03/01/31		310,000		343,641

Managers Fixed Income Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount			Value
Industrials - 41.8% (continued)
Avnet, Inc.,
2.000%, 03/15/34		$100,000		$100,125
6.000%, 09/01/15		720,000		694,621
6.625%, 09/15/16		140,000		136,554
BellSouth Corp.,
6.000%, 11/15/34		935,000	[2]	759,575
6.550%, 06/15/34		55,000		47,287
Bowater, Inc., 6.500%, 06/15/13		170,000		66,300
Camden Property Trust, 5.700%, 05/15/17		255,000		225,784
Canadian Pacific Railway Co., 5.950%, 05/15/37	USD	410,000		336,639
Cardinal Health, Inc., 4.000%, 06/15/15		320,000		276,047
Charter Communications, Inc., 8.000%, 04/30/12 [3]		245,000		220,500
Chartered Semiconductor Manufacturing, Ltd., 6.250%, 04/04/13	USD	715,000		638,621
Coca-Cola HBC Finance, B.V., 5.125%, 09/17/13	USD	265,000		261,578
Comcast Corp.,
5.650%, 06/15/35		265,000		197,560
6.450%, 03/15/37		795,000		643,046
6.500%, 11/15/35		460,000		385,164
6.950%, 08/15/37		240,000		205,284
Continental Airlines, Inc., 5.983%, 04/19/22		85,000		65,450
Continental Airlines, Inc., Series B, 6.903%, 04/19/22		94,000	[2]	65,800
Corning, Inc., 6.850%, 03/01/29		600,000		531,359
Covidien International Finance, S.A.,
6.000%, 10/15/17	USD	295,000		291,959
6.550%, 10/15/37	USD	300,000		289,331
CSX Corp., 6.000%, 10/01/36		570,000		434,441
Cummins Engine Co., Inc., 6.750%, 02/15/27		153,000		137,505
D.R. Horton, Inc., 5.250%, 02/15/15		420,000		312,900
Delta Air Lines, Inc., 8.021%, 08/10/22		771,956		540,369
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15	USD	245,000		216,825
DP World, Ltd., 6.850%, 07/02/37 [3]	USD	1,420,000		1,054,015
Dun & Bradstreet Corp., The, 6.000%, 04/01/13		790,000		785,251
El Paso Corp., 6.950%, 06/01/28		165,000		131,108
Energy Transfer Partners, L.P.,
6.125%, 02/15/17		65,000		59,493
6.625%, 10/15/36		145,000		123,901
Equifax, Inc., 7.000%, 07/01/37		280,000		236,811
Equitable Resources, Inc., 6.500%, 04/01/18		1,730,000		1,653,430
Federated Retail Holdings, Inc., 6.375%, 03/15/37		820,000		595,514
General Motors Corp., 8.250%, 07/15/23		35,000	[2]	13,912
Georgia-Pacific Corp., 7.250%, 06/01/28		70,000		55,650
HCA, Inc.,
6.250%, 02/15/13		5,000		4,200
6.375%, 01/15/15		5,000		3,962
6.750%, 07/15/13		5,000		4,225
7.050%, 12/01/27		750,000		510,218
7.190%, 11/15/15		5,000		4,017
7.500%, 12/15/23		5,000		3,688
7.500%, 11/06/33		75,000	[2]	53,625
7.690%, 06/15/25		315,000		235,696
7.750%, 07/15/36		5,000		3,574
8.360%, 04/15/24		40,000		31,203
8.750%, 09/01/10		625,000		618,750
International Paper Co.,
4.000%, 04/01/10		300,000		291,191
4.250%, 01/15/09		300,000		298,169
5.500%, 01/15/14		635,000		584,701
Intuit, Inc., 5.750%, 03/15/17		210,000		186,029
J.C. Penney Co., Inc.,
5.750%, 02/15/18		25,000	[2]	21,039
6.375%, 10/15/36		580,000	[2]	442,367
7.400%, 04/01/37		20,000		16,778
7.625%, 03/01/97		25,000		19,439
Johnson & Johnson, 5.950%, 08/15/37		810,000		803,856
Kinder Morgan Energy Partners, L.P., 5.950%, 02/15/18		2,335,000		2,083,476
KLA Instruments Corp., 6.900%, 05/01/18		1,135,000		1,057,117
Koninklijke Philips Electronics, N.V., 6.875%, 03/11/38	USD	1,090,000		1,083,394
Kraft Foods, Inc., 6.500%, 11/01/31		310,000		270,262
Kroger Co., 7.000%, 05/01/18		460,000		456,020
Lennar Corp.,
5.600%, 05/31/15		400,000		262,000
6.500%, 04/15/16		280,000		190,400
Liberty Media Corp., 5.700%, 05/15/13		190,000		158,976
Lubrizol Corp., 6.500%, 10/01/34		880,000		793,344
Macy’s Retail Holdings, Inc.,
6.790%, 07/15/27		40,000		31,612
6.900%, 04/01/29		70,000		54,871
Marks & Spencer Group PLC, 7.125%, 12/01/37 [3]	USD	300,000		237,473
Masco Corp., 5.850%, 03/15/17		350,000		295,861
Medco Health Solutions, Inc.,
7.125%, 03/15/18		1,260,000		1,278,940
7.250%, 08/15/13		420,000		445,735
Missouri Pacific Railroad Co., 5.000%, 01/01/45 [13]		200,000		120,000

Managers Fixed Income Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount			Value
Industrials - 41.8% (continued)
Motorola, Inc.,
5.220% 10/01/97		$40,000		$22,401
6.500%, 09/01/25		15,000		11,534
6.500%, 11/15/28		70,000		52,438
6.625%, 11/15/37		95,000		69,431
New England Telephone & Telegraph Co., 7.875%, 11/15/29		95,000		86,008
News America, Inc.,
6.200%, 12/15/34		350,000		279,845
6.400%, 12/15/35		425,000		358,051
7.280%, 06/30/28		225,000		212,677
7.625%, 11/30/28		460,000		440,657
Nextel Communications, Inc.,
5.950%, 03/15/14		710,000		476,203
6.875% 10/31/13		5,000		3,402
7.375%, 08/01/15		20,000		13,207
Northwest Airlines, Inc., 8.028%, 11/01/17		475,000		380,000
Owens & Minor, Inc., 6.350%, 04/15/16 [13]		125,000		121,896
PPG Industries, Inc., 6.650%, 03/15/18		1,935,000		1,914,247
Pulte Homes, Inc.,
5.200%, 02/15/15		405,000		326,025
6.000%, 02/15/35		1,265,000	[2]	910,800
6.375%, 05/15/33		465,000		341,775
Qantas Airways, Ltd., 6.050%, 04/15/16 [3]	USD	1,500,000		1,375,208
Questar Market Resources, Inc., 6.800%, 04/01/18		1,365,000		1,378,713
Qwest Corp., 6.875%, 09/15/33		20,000		13,550
Safeway, Inc., 6.350%, 08/15/17		400,000		388,313
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 [3]	USD	600,000		636,383
Simon Property Group, L.P., 5.750%, 12/01/15		20,000		18,929
Sprint Capital Corp.,
6.875%, 11/15/28		30,000		20,144
6.900%, 05/01/19		20,000		15,527
Telecom Italia Capital S.p.A.,
6.000%, 09/30/34	USD	40,000		28,100
6.375%, 11/15/33	USD	105,000		76,724
Tele-Communications, Inc., 9.800%, 02/01/12		350,000		382,962
Telefonica Emisiones SAU, 7.045%, 06/20/36	USD	1,475,000		1,337,884
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		240,000	[2]	206,868
Texas Eastern Transmission, L.P., 7.000%, 07/15/32		255,000		248,488
TGT Pipeline LLC, 5.200%, 06/01/18		465,000		406,151
Time Warner Cable, Inc., 6.750%, 7/01/18		1,500,000		1,403,326
Time Warner, Inc.,
6.625%, 05/15/29		270,000		216,197
6.950%, 01/15/28		120,000		100,289
7.625%, 04/15/31		80,000		69,641
7.700%, 05/01/32		685,000		600,012
Toro Co., The, 6.625%, 05/01/37		365,000		385,879
Union Pacific Corp., 5.375%, 06/01/33		50,000		39,512
V.F. Corp., 6.450%, 11/01/37		412,000		347,339
Verizon Global Funding Corp., 5.850%, 09/15/35		1,095,000		858,743
Verizon Maryland, Inc., 5.125%, 06/15/33		295,000		200,159
Verizon New York, Inc., Series B, 7.375%, 04/01/32		195,000		170,659
Viacom, Inc., 6.875%, 04/30/36		470,000		377,800
Vondafone Group PLC, 6.150%, 02/27/37	USD	650,000		523,556
Walt Disney Co., The, 7.000%, 03/01/32		190,000		196,787
Watson Pharmaceuticals, Inc., 1.750%, 03/15/23		65,000		60,938
Western Union Co., 6.200%, 11/17/36		635,000		497,634
Weyerhaeuser Co., 6.875%, 12/15/33		645,000		561,999
XTO Energy, Inc., 6.750%, 08/01/37		300,000		266,979
Total Industrials				49,055,548
Utilities - 9.8%
Abu Dhabi National Energy Co. PJSC, 7.250%, 08/01/18 [3]	USD	1,040,000		1,034,020
Ameren Energy Generating Co., 7.000%, 04/15/18		1,200,000		1,120,958
Bruce Mansfield Unit 12, 6.850%, 06/01/34 [13]		285,000		296,444
CILCORP, Inc., 8.700%, 10/15/09		315,000		334,688
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		715,000		570,130
Commonwealth Edison Co.,
4.700%, 04/15/15		510,000		460,484
5.875%, 02/01/33		620,000		509,597
Dominion Resources, Inc., 5.950%, 06/15/35		90,000		74,680
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27	USD	900,000		944,874
Illinois Power Co., 6.250%, 04/01/18		1,370,000		1,263,886
ITC Holdings Corp.,
5.875%, 09/30/16 [3]		225,000		212,328
6.375%, 09/30/36 [3]		300,000		260,011
Methanex Corp., 6.000%, 08/15/15	USD	320,000		281,866
MidAmerican Energy Holdings Co., 6.500%, 09/15/37		340,000		299,200
NiSource Finance Corp.,
6.400%, 03/15/18		1,645,000		1,476,747
6.800%, 01/15/19		900,000		818,966
Pacific Gas and Electric Co., 6.050%, 03/01/34		500,000		442,680
Southwestern Electric Power Co., 6.450%, 01/15/19		1,225,000		1,154,649
Total Utilities				11,556,208
Total Corporate Bonds (cost $90,258,361)				78,168,490

Managers Fixed Income Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount			Value
U.S. Government and Agency Obligations - 11.0%
FNMA, 2.290%, 02/19/09		$700,000		$488,066
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/14		523,706	[2]	522,806
USTN, 4.500%, 09/30/11		750,000	[2]	797,637
USTN, 4.750%, 05/15/14		835,000	[2]	912,238
USTN, 4.875%, 05/31/09		9,940,000	[2]	10,145,798
Total U.S. Government and Agency Obligations (cost $12,464,042)				12,866,545
Foreign Government Obligations - 6.7%
Brazil, Republic of, 10.250%, 01/10/28	BRL	750,000		348,219
Canadian Government,
3.750%, 06/01/12	CAD	135,000		129,836
4.250%, 09/01/09	CAD	1,000,000		952,596
5.250%, 06/01/12	CAD	390,000		393,950
Export-Import Bank of Korea, 4.125%, 02/10/09 [3]	USD	485,000		481,699
Inter-American Development Bank,
6.000%, 12/15/17	NZD	3,500,000		2,266,338
11.500%, 02/05/09	ISK	5,700,000		53,499
International Bank for Reconstruction & Development, 9.500%, 05/27/10	ISK	3,300,000		31,039
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000		307,794
Mexican Government, 9.000%, 12/20/12	MXN	12,000,000		1,124,521
New South Wales Treasury Corp., Series 12RG, 6.000%, 05/01/12	AUD	520,000		412,390
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/10	AUD	995,000		804,856
Queensland Treasury Corp., Series 11G, 6.000%, 06/14/11	AUD	665,000		528,430
Total Foreign Government Obligations (cost $8,070,291)				7,835,167
Municipal Bonds - 2.1%
Alabama Public School & College Authority, Capital Improvement Bond, 4.500%, 12/01/26		30,000		26,163
Buckeye Tobacco Settlement Financing Authority, Asset-A-2, 5.875%, 06/01/47 [13]		250,000		189,010
Chicago Illinois Board of Education, Dedicated-Series B, 4.750%, 12/01/31		50,000		44,322
Chicago Illinois O’Hare International Airport Revenue Bond, Series A, 4.500%, 01/01/38		15,000		12,215
Decatur Texas Hospital Authority Hospital Revenue, 7.750%, 09/01/09		60,000		61,142
District of Columbia, Series A, 4.750%, 06/01/36		30,000		24,526
Eufaula Alabama, Series C, 4.000%, 08/15/12		285,000		282,657
Florida State Turnpike Authority, Revenue Bond, Department of Transportation, Series A, 3.500%, 07/01/27		30,000		21,990
Green Bay Wisconsin, Water System Revenue Refunding Bonds, 3.500%, 11/01/26 (FSA Insured)		20,000		14,976
Green Bay Wisconsin, Water System Revenue Refunding Bonds, 3.500%, 11/01/29 (FSA Insured)		20,000		14,404
Grosse Pointe Michigan Public School System, 3.000%, 05/01/27		15,000		10,002
Harris County Texas, Road Bonds, Series B, 4.500%, 10/01/31		85,000		73,198
JEA Florida Water & Sewer System Revenue Bond, Series B, 4.750%, 10/01/41		45,000		37,958
Louisianna State, Series C, 3.250%, 05/01/26 (FSA Insured)		30,000		21,406
Massachusetts State School Building Auth Dedicated Sales Tax Revenue Bond, Series A, 4.750%, 08/15/32		30,000		25,523
Michigan Tobacco Settlement Financial Authority Series A, 7.309%, 06/01/34 [13]		395,000		340,174
Omaha Public Power District (Nebraska), Electric System Subordinated Revenue Bonds, Series AA, 4.500%, 02/01/34		70,000		57,008
San Diego California Unified School District, Refunding Bonds, Election 1998, Series F-1, 4.500%, 07/01/29		30,000		25,192
San Jose California Redevelopment Agency Tax Allocation, Series C, 3.750%, 08/01/28		35,000		25,563
San Jose Redevelopment Agency, 3.750%, 08/01/28		15,000		11,036
State of California (AMBAC Insured), 4.500%, 08/01/27		45,000		37,906
State of California (AMBAC Insured), 4.500%, 08/01/30		35,000		28,909
State of California, 4.500%, 10/01/29		130,000		107,854
State of California, 4.500%, 08/01/30		30,000		24,779
State of California, Variable Purpose Bond, 3.250%, 12/01/27		25,000		17,434
State of California, Variable Purpose Bond, 4.500%, 12/01/33		110,000		88,363
Tobacco Settlement Financing Corp., 6.706%, 06/01/46 [13]		1,075,000		832,534
University of California Regents Medical Center, Series A, 4.750%, 05/15/31		10,000		8,584
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series E, 4.900%, 11/01/35		10,000		8,761
Total Municipal Bonds (cost $2,889,291)				2,473,589
Mortgage-Backed Securities - 0.7%
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 08/25/20		324,163		289,870
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28		320,000		320,858
Morgan Stanley Dean Witter Capital, Inc., Series 2001-PPM, Class A2, 6.400%, 02/15/31		224,611		225,512
Total Mortgage-Backed Securities (cost $884,369)				836,240
Asset-Backed Securities - 3.0%
ARGF, Series 2005-2A, Class A5, 3.348%, 05/20/11, (10/20/08) [3,7]		385,000		354,032
Capital One Auto Finance Trust 2006-C A4, 2.518%, 05/15/13, (10/15/08) [7]		735,000		614,305
CCCIT, Series 2008-C6, Class C6, 6.300%, 06/20/14		780,000		679,586
Centex Home Equity Loan, Series 2004-A, Class AF6, 4.270%, 01/25/34		262,129		230,056
CHAIT, Series 2007-B1, Class B1, 2.737%, 04/15/19, (10/15/08) [7]		845,000		598,535
Chase Issuance Trust, Series 2005-C1, Class C1, 2.857%, 11/15/12, (10/15/08) [7]		56,000		51,382
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18		18,011		17,966
Countrywide Home Loans, Series 2002-S1, Class A5, 6.460%, 11/25/16 [11]		287,306		273,566
MBNAS, Series 2005-B2, Class B, 2.668%, 12/17/12, (10/15/08) [7]		535,000		499,364
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15		200,000		181,637
Total Asset-Backed Securities (cost $3,732,092)				3,500,429

Managers Fixed Income Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
	Shares
Preferred Stocks - 0.7%
CIT Group, Inc., 6.350%	5,365	$41,579
FHLMC, Series F, 5.000%	750	1,406
FHLMC, 5.570%	11,750	14,688
FHLMC, Series W, 5.660%	3,450	2,911
FHLMC, Series R, 5.700%	1,200	2,244
FHLMC, Series K, 5.790%	2,250	4,500
FHLMC, Series O, 5.810%	750	1,444
FHLMC, Series U, 5.900%	1,700	2,125
FHLMC, 6.000%	1,000	2,094
FHLMC, Series T, 6.420%	700	1,260
FHLMC, Series Y, 6.550%	3,300	4,331
FHLMC, 8.375%	29,524	48,124
FNMA, Series M, 4.750%	1,500	4,650
FNMA, 5.125%	550	1,925
FNMA, Series I, 5.375%	1,050	3,465
FNMA Series H, 5.810%	450	1,620
FNMA, Series Q, 6.750%	700	1,260
FNMA, 8.250%	52,775	115,050
Lehman Brothers Holdings, Inc., Series P, 7.250% * [13,14]	385	385
Lehman Brothers Holdings, Inc. 7.950%* [13,14]	230	14
Newell Financial Trust I, 5.250%	13,455	522,222
Total Preferred Stocks (cost $3,243,453)		777,297
Other Investment Companies - 16.8% [4]
Bank of New York Institutional Cash Reserves Fund, Series A, 2.20% [8,15]	15,023,237	15,023,237
Bank of New York Institutional Cash Reserves Fund, Series B, 0.00%* [8,15]	247,573	30,946
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.73%	4,765,036	4,765,036
Total Other Investment Companies (cost $20,035,846)		19,819,219
Total Investments - 107.6% (cost $141,577,745)		126,276,976
Other Assets, less Liabilities - (7.6)%		(8,864,823)
Net Assets - 100%		$117,412,153

Managers High Yield Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount			Value
Corporate Bonds - 98.6%
Finance - 12.1%
AAC Group Holding Corp., 10.250%, 10/01/12 [3,11]		$140,000		$139,300
Aeroflex, Inc. Term Loan B1, 6.062%, 08/16/14, (11/14/08) [7]		99,250		90,814
Allison Transmission, Inc., Term Loan, 5.220%, 08/07/14, (10/02/08) [7]		93,681		77,856
Allison Transmission, Inc., Term Loan, 5.559%, 08/07/14, (11/12/08) [7]		16,415		13,642
Allison Transmission, Inc., Term Loan, 5.569%, 08/07/14, (12/10/08) [7]		72,227		60,026
Allison Transmission, Inc., Term Loan, 6.249%, 08/07/14, (01/06/09) [7]		16,415		13,642
Arch Western Finance, LLC, 6.750%, 07/01/13		185,000		174,825
DJO Finance LLC, 10.875%, 11/15/14		80,000		77,000
Dresser 2nd Lien Term Loan, 8.556%, 05/04/14, (11/18/08) [7]		195,000		182,812
Ford Motor Credit Company LLC,
4.361%, 01/15/10, (10/15/08) [7]		140,000		114,698
7.000%, 10/01/13		275,000		169,160
7.250%, 10/25/11		75,000		47,721
7.800%, 06/01/12		375,000		233,010
8.000%, 12/15/16		280,000		177,266
GMAC LLC,
6.625%, 05/15/12		175,000		74,137
6.750%, 12/01/14		25,000		9,605
6.875%, 08/28/12		895,000		355,982
Hawker Beechcraft Acquisition Co., LLC,
8.875%, 04/01/15		275,000	[2]	250,250
9.750%, 04/01/17		30,000	[2]	27,000
Host Hotels & Resorts, L.P.,
6.375%, 03/15/15		205,000		167,588
6.875%, 11/01/14		100,000		87,000
7.125%, 11/01/13		45,000		40,275
Idearc, Inc., 8.000%, 11/15/16		180,000		49,950
KAR Holdings, Inc., 8.750%, 05/01/14		140,000		114,800
Lyondell Chemical B2 Term Loan, 6.999%, 12/20/14, (10/10/08) [7]		149,625		109,143
Nuveen Investments, Inc., 10.500%, 11/15/15 [3]		160,000		124,000
Petroplus Finance, Ltd.,
6.750%, 05/01/14 [3]	USD	175,000	[2]	148,750
7.000%, 05/01/17 [3]	USD	160,000		133,600
Rainbow National Services LLC, 8.750%, 09/01/12 [3]		100,000		100,500
Simmons Holding Co., Inc., Term Loan, 9.095%, 02/15/12, (02/17/09) [7]		120,000		52,500
Texas Competitive Electric Holdings B2 Term Loan, 6.302%, 08/07/14, (11/10/08) [7]		82,128		69,706
Texas Competitive Electric Holdings Co. LLC, B2 Term Loan, 7.261%, 08/07/14, (12/31/08) [7]		1,134		962
UCI Holdco, Inc., 12.491%, 12/15/13		128,553		98,343
Wind Acquisition PIK Loan, 10.035%, 12/21/11, (10/20/08) [7]		240,209		214,987
Total Finance				3,800,850
Industrials - 83.0%
ACCO Brands Corp., 7.625%, 08/15/15		430,000	[2]	331,100
Advanced Micro Devices, Inc., 7.750%, 11/01/12		170,000	[2]	131,325
Alliance Laundry Corp., 8.500%, 01/15/13		305,000		285,938
Allied Waste North America, Inc.,
7.250%, 03/15/15		255,000		245,438
7.375%, 04/15/14		60,000	[2]	58,650
Alltel Communications, Inc., Term Loan, 5.316%, 05/16/15, (12/17/08) [7]		59,849		57,820
Ames True Temper, Inc.,
6.791%, 01/15/12, (10/15/08) [7]		180,000		135,900
10.000%, 07/15/12		125,000	[2]	66,875
ArvinMeritor, Inc., 8.750%, 03/01/12		235,000		198,575
Ashtead Capital, Inc., 9.000%, 08/15/16 [3]		170,000		147,050
Ashtead Holdings, PLC, 8.625%, 08/01/15 [3]	USD	75,000	[2]	64,875
Atlas Energy Resources LLC, 10.750%, 02/01/18 [3]		150,000		135,750
Baldor Electric Co., 8.625%, 02/15/17		185,000		177,600
Beazer Homes USA, Inc.,
6.500%, 11/15/13		115,000		71,875
8.375%, 04/15/12		80,000		59,200
8.675%, 05/15/11		40,000		32,600
Biomet, Inc., 10.375%, 10/15/17		415,000		412,925
Boyd Gaming Corp., 7.125%, 02/01/16		125,000	[2]	87,188
CCH II LLC/CCH II Capital Corp., 10.250%, 10/01/13 [3]		123,000		102,705
CCO Holdings LLC, 8.750%, 11/15/13		365,000	[2]	319,375
Chaparral Energy, Inc., 8.875%, 02/01/17		115,000		91,425
Charter Communications, Inc., 11.000%, 10/01/15		355,000	[2]	236,075
Chesapeake Energy Corp., 7.000%, 08/15/14		200,000	[2]	188,000
Chiquita Brands International, Inc., 8.875%, 12/01/15		125,000		101,875
Citizens Communications Co., 6.625%, 03/15/15		70,000		58,450
Claire’s Stores, Inc., 9.625%, 06/01/15		205,000		57,400
Community Health Systems, Inc., 8.875%, 07/15/15		345,000		329,475
Constellation Brands, Inc., 7.125%, 09/01/16		310,000		286,750
Cooper Companies, Inc., 7.125%, 02/15/15		145,000		142,825
Copano Energy LLC, 7.750%, 06/01/18 [3]		120,000		105,600
Cricket Communications, Inc., 9.375%, 11/01/14		325,000	[2]	303,875
Cricket Communications, Inc., 10.000%, 07/15/15 [3]		35,000	[2]	33,600
Del Monte Corp., 6.750%, 02/15/15		235,000		212,675
Denbury Resources, Inc., 7.500%, 04/01/13		145,000		137,750
Dex Media West LLC, 9.875%, 08/15/13		130,000		80,925
Dex Media, Inc.,
8.000%, 11/15/13		125,000		58,125
9.000%, 11/15/13 [11]		270,000	[2]	125,550

Managers High Yield Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount			Value
Industrials - 83.0% (continued)
Digicel Group, Ltd.,
8.875%, 01/15/15 [3]	USD$	100,000	[2]	$84,250
9.125%, 01/15/15 [3]	USD	104,000	[2]	87,620
9.250%, 09/01/12 [3]	USD	50,000		49,750
DirectTV Holdings LLC, 6.375%, 06/15/15		560,000		495,600
Dynegy Holdings, Inc., 7.500%, 06/01/15		185,000		157,250
EchoStar Communications Corp., 7.125%, 02/01/16		545,000		440,088
EchoStar DBS Corp., 7.750%, 05/31/15		325,000		277,062
El Paso Corp., 7.000%, 06/15/17		55,000		49,410
El Paso Natural Gas Co., 7.250%, 06/01/18		90,000		84,150
Fairpoint Communications, Inc., 13.125%, 04/01/18 [3]		215,000		196,725
First Data Corp., 9.875%, 09/24/15 [3]		200,000	[2]	157,250
FMG Finance Pty, Ltd., 10.625%, 09/01/16 [3]	USD	180,000		177,300
Ford Motor Co., 6.500%, 08/01/18		295,000		122,425
Forest Oil Corp.,
7.250%, 06/15/19 [3]		85,000		73,100
7.750%, 05/01/14		40,000		38,000
Freeport-McMoRan Copper & Gold, Inc.,
8.250%, 04/01/15		135,000		132,801
8.375%, 04/01/17		30,000		29,594
Freescale Semiconductor, Inc.,
8.875%, 12/15/14		55,000		38,225
9.125%, 12/15/14		310,000		196,850
General Motors Corp.,
7.125%, 07/15/13		300,000	[2]	138,750
8.250%, 07/15/23		175,000	[2]	69,562
8.375%, 07/15/33		235,000	[2]	95,175
Georgia-Pacific Corp.,
7.000%, 01/15/15 [3]		165,000		150,975
7.700%, 06/15/15		225,000		207,000
Goodyear Tire & Rubber Co., The,
8.625%, 12/01/11		83,000		82,585
9.000%, 07/01/15		25,000	[2]	24,875
Graham Packaging Co., L.P., 9.875%, 10/15/14		275,000	[2]	240,625
Hanesbrands, Inc., 6.508%, 12/15/14, (12/15/08) [7]		360,000		300,600
Harrah’s Operating Companies, Inc., 10.750%, 02/01/16 [3]		375,000		193,125
HCA, Inc.,
8.750%, 09/01/10		14,000		13,860
9.250%, 11/15/16		450,000		438,750
9.625%, 11/15/16		435,000	[2]	414,338
Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 [3]		185,000		173,900
Hertz Corp., 8.875%, 01/01/14		310,000		268,925
Host Hotels & Resorts, L.P., 6.750%, 06/01/16		75,000		61,688
Huntsman International LLC, 7.875%, 11/15/14		155,000		134,075
Ineos Group Holdings PLC, 8.500%, 02/15/16 [3]	USD	285,000	[2]	155,325
Intelsat Bermuda, Ltd., 11.250%, 06/15/16	USD	190,000		185,725
Intelsat Jackson Holdings, 9.500%, 06/15/16 [3]	USD	90,000		84,150
Intelsat Subsidiary Holding Company, Ltd., 8.875%, 01/15/15 [3]	USD	50,000		46,000
Interline Brands, Inc., 8.125%, 06/15/14		110,000		109,450
IPCS, Inc.,
4.926%, 05/01/13, (11/03/08) [7]		90,000		73,800
6.051%, 05/01/14, (11/03/08) [7]		230,000		180,550
Iron Mountain, Inc., 7.750%, 01/15/15		265,000		263,675
Jarden Corp., 7.500%, 05/01/17		435,000	[2]	364,312
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17		195,000		119,925
L-3 Communications Corp.,
5.875%, 01/15/15		110,000		100,100
6.375%, 10/15/15		150,000		138,750
Level 3 Financing, Inc., 8.750%, 02/15/17		150,000	[2]	109,500
MarkWest Energy Partners LP, 8.750%, 04/15/18		160,000		152,800
MetroPCS Wireless, Inc., 9.250%, 11/01/14		375,000		352,500
MGM Mirage, Inc.,
6.750%, 04/01/13		405,000		317,925
6.875%, 04/01/16		155,000		113,538
7.500%, 06/01/16		175,000	[2]	128,625
Nalco Company, 8.875%, 11/15/13		180,000	[2]	180,450
Neiman Marcus Group, Inc.,The, 9.000%, 10/15/15		290,000	[2]	244,325
Newfield Exploration Co., 6.625%, 04/15/16		175,000		156,625
Noranda Aluminium Acquisition Co., 6.827%, 05/15/15, (11/15/08) [7]		195,000		149,175
Nordic Telephone Co., 8.875%, 05/01/16 [3]	USD	315,000		288,225
Nxp Bv/Nxp Funding LLC, 9.500%, 10/15/15	USD	485,000	[2]	250,988
Open Solutions, Inc., 9.750%, 02/01/15 [3]		380,000		248,900
OPTI Canada, Inc.,
7.875%, 12/15/14	USD	30,000		26,700
8.250%, 12/15/14	USD	120,000		108,000
Packaging Dynamics, Inc., 10.000%, 05/11/16 [3]		160,000		104,800
Paetec Holding Corp., 9.500%, 07/15/15		200,000	[2]	138,000
Petrohawk Energy Corp.,
7.875%, 06/01/15 [3]		120,000		105,000
9.125%, 07/15/13		175,000		165,375
Petroprod, Ltd., 10.850%, 05/24/13 [3]	USD	100,000		86,000
PolyOne Corp., 8.875%, 05/01/12		275,000		262,625
Quebecor Media, Inc., 7.750%, 03/15/16	USD	270,000		237,600
Quebecor World, Inc., 8.750%, 03/15/16 [3,14]	USD	165,000	[2]	66,825
Quicksilver Resources, Inc., 7.750%, 08/01/15		160,000	[2]	147,200
Qwest Corp.,
7.500%, 10/01/14		105,000		91,350
8.875%, 03/15/12		215,000		211,775
RBS Global & Rexnord Corp., 8.875%, 09/01/16		175,000		160,125
Reichhold Industries, Inc., 9.000%, 08/15/14 [3]		190,000		183,350

Managers High Yield Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount			Value
Industrials - 83.0% (continued)
Rental Service Corp., 9.500%, 12/01/14		$255,000	[2]	$194,438
RH Donnelley, Inc., 11.750%, 05/15/15 [3]		71,000		43,665
Rite Aid Corp.,
7.500%, 03/01/17		50,000	[2]	38,250
9.500%, 06/15/17		150,000		79,500
Royal Caribbean Cruises, Ltd.,
7.000%, 06/15/13	USD	90,000		77,850
7.250%, 06/15/16		50,000		41,750
Sally Holdings LLC,
9.250%, 11/15/14		275,000	[2]	260,562
10.500%, 11/15/16		30,000	[2]	28,650
SandRidge Energy, Inc., 8.000%, 06/01/18 [3]		140,000		121,100
Sealy Mattress Co., 8.250%, 06/15/04		440,000	[2]	347,600
Sensata Technologies, B.V., 8.000%, 05/01/14	USD	380,000		323,000
Service Corp. International, 6.750%, 04/01/15		225,000		197,438
Simmons Co., 10.000%, 12/15/14 [11]		559,000		315,834
Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12		230,000		194,350
Spectrum Brands, Inc., 7.375%, 02/01/15		205,000		89,175
Sprint Capital Corp.,
6.900%, 05/01/19		555,000		430,864
8.750%, 03/15/32		75,000		58,623
Steel Dynamics, Inc., 7.750%, 04/15/16 [3]		70,000		62,650
Steinway Musical Instruments, Inc., 7.000%, 03/01/14 [3]		275,000		239,250
Stewart Enterprises, Inc., 6.250%, 02/15/13		120,000		111,000
Sun Media Corp., 7.625%, 02/15/13	USD	115,000		106,375
Sungard Data Systems, Inc., 10.250%, 08/15/15		435,000		379,538
Surgical Care Affiliates, Inc., 8.875%, 07/15/15 [3]		135,000		118,125
Tenet Healthcare Corp., 9.250%, 01/01/15		340,000	[2]	323,000
Tenneco Automotive, Inc., 8.625%, 11/15/14		295,000	[2]	236,000
Tenneco, Inc., 8.125%, 11/15/15		25,000		21,500
Terex Corp., 8.000%, 11/15/17		320,000		292,800
Tesoro Corp., 6.625%, 11/01/15		100,000		82,000
Titan International Inc., 8.000%, 01/15/12		200,000		195,000
Travelport LLC,
7.436%, 09/01/14, (12/01/08) [7]		80,000		62,000
9.875%, 09/01/14		100,000		82,000
11.875%, 09/01/16		110,000	[2]	79,475
TRW Automotive, Inc.,
7.000%, 03/15/14 [3]		150,000	[2]	124,500
7.250%, 03/15/17 [3]		150,000	[2]	119,250
United Components, Inc., 9.375%, 06/15/13		60,000		50,100
United Rentals (North America), Inc., 6.500%, 02/15/12		155,000		130,200
United Surgical Partners International, Inc.,
8.875%, 05/01/17		55,000	[2]	46,475
9.250%, 05/01/17		185,000		158,175
Vail Resorts, Inc., 6.750%, 02/15/14		280,000		263,900
Vedanta Resources PLC, 9.500%, 07/18/18 [3]	USD	120,000		102,468
Venoco, Inc., 8.750%, 12/15/11		190,000		164,350
Videotron, Ltd.,
6.875%, 01/15/14	USD	198,000		188,100
9.125%, 04/15/18 [3]	USD	30,000		30,450
Visant Holding Corp., 10.250%, 12/01/13 [11]		555,000	[2]	505,050
Vitro, S.A.B. de C.V., 9.125%, 02/01/17	USD	405,000		265,275
West Corp, 9.500%, 10/15/14		175,000		134,750
Wind Acquisition Finance, S.A., 10.750%, 12/01/15 [3]	USD	150,000		147,750
Windstream Corp.,
8.125%, 08/01/13		60,000		57,300
8.625%, 08/01/16		165,000		153,038
Total Industrials				26,053,953
Utilities - 3.5%
Edison Mission Energy, 7.000%, 05/15/17		160,000	[2]	144,800
Energy Future Holdings Corp., 10.875%, 11/01/17 [3]		275,000		249,562
Mirant North America LLC, 7.375%, 12/31/13		175,000		165,375
NRG Energy, Inc.,
7.250% 02/01/14		145,000		134,850
7.375%, 02/01/16		120,000		108,300
Texas Competitive Electric Holdings Company LLC, 10.250%, 11/01/15 [3]		315,000		285,862
Texas Competitive Electric Holdings B2 Term Loan, 5.988%, 08/07/14, (10/09/08) [7]		29,279		24,850
Total Utilities				1,113,599
Total Corporate Bonds (cost $37,844,121)				30,968,402

	Shares
Common Stocks - 0.8%
Information Technology - 0.3%
Flextronics International, Ltd.*	USD	13,000	[2]	92,040
Materials - 0.5%
Huntsman Corp.		12,603		158,799
Total Common Stocks (cost $216,202)				250,839
Other Investment Companies - 27.7% [4]
Bank of New York Institutional Cash Reserves Fund, Series A, 2.20% [8,15]		8,180,852		8,180,852
Bank of New York Institutional Cash Reserves Fund, Series B, 0.00%* [8,15]		87,750		10,968
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.73%		514,245		514,245
Total Other Investment Companies (cost $8,782,847)				8,706,065
Total Investments - 127.1% (cost $46,843,170)				39,925,306
Other Assets, less Liabilities - (27.1)%				(8,518,141)
Net Assets - 100%				$31,407,165

Managers Intermediate Duration Government Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 121.8% [1]
Federal Home Loan Mortgage Corporation - 62.7%
FHLMC, 4.140%, 11/01/33, (12/01/08) [7]	$2,586,752	$2,622,932
FHLMC, 4.500%, 04/01/35	700,136	664,280
FHLMC, 5.000%, 05/01/18	390,818	391,421
FHLMC, 5.000%, 05/15/26	999,361	1,003,917
FHLMC, 5.000%, 10/15/33	2,000,000	1,948,124
FHLMC, 5.000%, 07/01/35	818,025	798,116
FHLMC, 5.000%, 11/01/35	4,886,244	4,767,327
FHLMC, 5.000%, 12/01/35	1,990,209	1,941,773
FHLMC, 5.500%, 11/01/17	245,003	249,025
FHLMC, 5.500%, 12/01/17	323,165	328,470
FHLMC, 5.500%, 01/01/18	324,827	330,159
FHLMC, 5.500%, 01/01/18	338,618	343,541
FHLMC, 5.500%, 01/01/19	498,916	504,923
FHLMC, 5.500%, 09/01/33 [9]	1,730,881	1,726,849
FHLMC, 5.500%, 05/01/34 [9]	1,323,647	1,319,323
FHLMC, 5.500%, TBA	1,000,000	994,688
FHLMC, 5.500%, TBA	19,000,000	18,863,428
FHLMC, 5.622%, 01/01/36, (01/01/13) [7,9]	9,202,266	9,365,229
FHLMC, 5.943%, 02/01/37, (02/01/12) [7]	904,206	923,663
FHLMC, 6.000%, 02/01/22	1,334,315	1,359,120
FHLMC, 6.000%, 03/01/22	771,484	785,672
FHLMC, 6.500%, TBA	1,000,000	1,025,312
FHLMC, 7.500%, 01/01/31	91,636	99,436
FHLMC Gold Pool, 3.750%, 11/15/25	2,949,439	2,930,493
FHLMC Gold Pool, 4.000%, 12/01/20	866,693	826,051
FHLMC Gold Pool, 4.500%, 05/01/34	311,322	295,379
FHLMC Gold Pool, 4.500%, 10/01/34 [9]	2,409,808	2,286,396
FHLMC Gold Pool, 4.500%, 04/01/35 [9]	4,162,634	3,944,253
FHLMC Gold Pool, 4.500%, 05/01/35	858,391	813,358
FHLMC Gold Pool, 4.500%, 08/01/35 [9]	1,621,241	1,536,187
FHLMC Gold Pool, 4.500%, 09/01/35	824,910	781,633
FHLMC Gold Pool, 4.500%, 10/01/35 [9]	3,200,436	3,032,534
FHLMC Gold Pool, 4.500%, 10/01/35	687,081	651,036
FHLMC Gold Pool, 4.500%, 11/01/35 [9]	2,481,412	2,351,232
FHLMC Gold Pool, 4.500%, 12/01/35	581,237	550,744
FHLMC Gold Pool, 4.500%, 01/01/36	959,751	909,401
FHLMC Gold Pool, 5.000%, 04/01/19	277,999	277,560
FHLMC Gold Pool, 5.000%, 08/01/19	56,518	56,429
FHLMC Gold Pool, 5.000%, 11/01/33	1,000,000	972,500
FHLMC Gold Pool, 5.500%, 10/01/33	130,313	130,010
FHLMC Gold Pool, 5.500%, 01/01/35	124,085	123,679
FHLMC Gold Pool, 5.500%, 01/01/35 [9]	6,771,367	6,749,244
FHLMC Gold Pool, 5.500%, 02/01/35 [9]	1,588,938	1,582,754
FHLMC Gold Pool, 5.500%, 02/01/35 [9]	9,950,139	9,917,632
FHLMC Gold Pool, 5.500%, 06/01/35 [9]	8,829,625	8,800,778
FHLMC Gold Pool, 5.500%, 06/01/35 [9]	2,749,532	2,740,549
FHLMC Gold Pool, 6.000%, 09/01/17	122,900	125,171
FHLMC Gold Pool, 6.000%, 09/01/21	1,321,014	1,345,572
FHLMC Gold Pool, 6.000%, 10/01/21	6,035,201	6,147,398
FHLMC Gold Pool, 6.000%, 05/01/22	708,802	721,979
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42 [10]	323,247	342,339
Total Federal Home Loan Mortgage Corporation		113,299,019
Federal National Mortgage Association - 55.1%
FNMA, 3.527%, 11/25/30, (10/25/08) [7,9]	2,934,169	2,864,183
FNMA, 3.607%, 03/25/35, (10/25/08) [7,9]	1,967,430	1,873,161
FNMA, 3.781%, 06/01/34, (06/01/09) [7]	2,398,910	2,428,659
FNMA, 4.245%, 06/01/34, (04/01/09) [7]	2,779,771	2,771,340
FNMA, 4.433%, 08/01/34, (04/01/09) [7]	1,446,225	1,464,421
FNMA, 4.536%, 07/01/33, (12/01/08) [7]	838,382	843,181
FNMA, 4.500%, TBA	5,000,000	4,728,125
FNMA, 5.000%, 06/01/18	326,777	327,852
FNMA, 5.000%, 01/01/20 [9]	2,854,150	2,854,622
FNMA, 5.000%, 03/25/24	1,029,030	1,033,775
FNMA, 5.000%, 10/01/35	11,541,050	11,263,782

Managers Intermediate Duration Government Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 55.1% (continued)
FNMA, 5.299%, 06/01/37, (05/01/10) [7]	$1,382,710	$1,393,996
FNMA, 5.500%, 03/01/17	195,658	199,359
FNMA, 5.500%, 02/01/18	290,669	295,350
FNMA, 5.500%, 02/01/18	297,544	302,893
FNMA, 5.500%, 10/01/18	378,878	384,979
FNMA, 5.500%, 11/15/18	6,000,000	6,035,628
FNMA, 5.500%, 01/01/19 [9]	749,646	756,329
FNMA, 5.500%, 02/01/19	448,531	452,529
FNMA, 5.500%, 03/01/19	348,250	351,355
FNMA, 5.500%, 10/01/20	649,507	656,515
FNMA, 5.500%, 10/01/20	685,405	692,801
FNMA, 5.500%, 01/01/21	727,136	734,982
FNMA, 5.500%, 02/01/21	568,750	574,176
FNMA, 5.500%, 02/01/21	146,605	148,003
FNMA, 5.500%, 02/01/21	820,563	828,392
FNMA, 5.500%, 04/01/21	1,452,667	1,466,526
FNMA, 5.500%, 11/01/34	2,567,003	2,565,034
FNMA, 5.500%, 02/01/35	878,968	878,294
FNMA, 5.500%, 07/01/37	1,851,573	1,848,024
FNMA, 5.500%, 12/01/37	452,035	451,168
FNMA, 5.500%, TBA	9,000,000	8,974,692
FNMA, 5.545%, 02/01/36, (01/01/11) [7]	382,555	387,992
FNMA, 6.000%, 08/01/17	401,791	411,149
FNMA, 6.000%, 10/15/33	6,000,000	6,076,872
FNMA, 6.000%, 11/01/33	14,500,000	14,658,602
FNMA, 6.500%, 11/01/28	9,018	9,340
FNMA, 6.500%, 04/01/30	202,373	209,481
FNMA, 6.500%, 07/01/32	418,496	428,748
FNMA, 6.500%, 10/15/33	11,500,000	11,791,089
FNMA, Series 1994-55, Class H, 7.000%, 03/25/24 [9]	2,750,000	2,859,003
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.500%, 10/25/42	194,564	205,248
Total Federal National Mortgage Association		99,481,650
Government National Mortgage Association - 0.4%
GNMA, 5.125%, 11/20/17, (01/01/09) [7]	294,709	298,644
GNMA, 5.125%, 12/20/17, (01/01/09) [7]	21,616	21,904
GNMA, 5.375%, 03/20/16, (04/01/09) [7]	33,819	34,234
GNMA, 5.375%, 06/20/16, (07/01/09) [7]	40,127	40,802
GNMA, 5.375%, 05/20/21, (07/01/09) [7]	49,563	50,343
GNMA, 5.625%, 08/20/17, (10/01/09) [7]	51,768	52,499
GNMA, 5.625%, 08/20/18, (10/01/09) [7]	104,642	106,129
GNMA, 7.500%, 09/15/28	21,143	22,812
GNMA, 7.500%, 09/15/28	39,219	42,314
GNMA, 7.500%, 11/15/31	12,713	13,695
Total Government National Mortgage Association		683,376
Interest and Principal Only Strips - 3.0%
FHLMC IO Strip, 4.213%, 11/15/18, (10/15/08) [7,13]	664,214	42,219
FHLMC IO Strip, 4.500%, 08/15/35	397,216	83,899
FHLMC IO Strip, 4.500%, 09/15/35	241,473	59,774
FHLMC IO Strip, 4.500%, 09/15/35	791,610	171,329
FHLMC IO Strip, 4.500%, 09/15/35	242,342	52,469
FHLMC IO Strip, 4.613%, 11/15/30, (10/15/08) [7,13]	251,962	20,427
FHLMC IO Strip, 5.000%, 05/15/17	299,798	32,460
FHLMC IO Strip, 5.000%, 02/15/20	386,670	63,690
FHLMC IO Strip, 5.000%, 02/15/20	333,440	53,523
FHLMC IO Strip, 5.000%, 04/15/20	539,022	87,790
FHLMC IO Strip, 5.000%, 12/01/34 [9]	5,580,198	1,291,229
FHLMC IO Strip, 5.000%, 08/01/35	1,675,412	375,653
FHLMC IO Strip, 5.000%, 09/15/35	666,618	129,383
FHLMC IO Strip, 6.000%, 05/01/31	11,091	2,348
FHLMC IO Strip, 5.162%, 9/15/16, (10/15/08) [7,13]	92,067	4,589
FHLMC IO Strip, 5.162%, 10/15/16, (10/15/08) [7,13]	388,072	20,531
FHLMC IO Strip, 5.412%, 06/15/31, (10/15/08) [7]	92,008	10,252

Managers Intermediate Duration Government Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Interest and Principal Only Strips - 3.0% (continued)
FNMA IO Strip, 4.000%, 09/01/33	$953,406		$100,071
FNMA IO Strip, 4.000%, 09/01/34	490,178		52,041
FNMA IO Strip, 4.500%, 02/25/22	47,961		376
FNMA IO Strip, 4.500%, 09/01/33	433,020		82,369
FNMA IO Strip, 5.000%, 11/01/33	480,102		97,759
FNMA IO Strip, 5.000%, 05/01/34	568,061		133,265
FNMA IO Strip, 5.000%, 05/01/34	335,502		77,892
FNMA IO Strip, 5.000%, 05/01/34	284,295		66,037
FNMA IO Strip, 5.000%, 05/01/34	161,146		37,916
FNMA IO Strip, 5.000%, 07/01/34	1,606,689		363,813
FNMA IO Strip, 5.000%, 02/01/35	484,862		106,799
FNMA IO Strip, 5.000%, 03/01/35	646,824		150,874
FNMA IO Strip, 5.000%, 03/01/35	253,855		51,725
FNMA IO Strip, 5.000%, 07/01/35	3,856,516		864,310
FNMA IO Strip, 5.000%, 12/01/35	963,696		226,950
FNMA IO Strip, 7.000%, 04/01/23	343,256		65,035
FNMA IO Strip, 7.000%, 06/01/23	39,831		9,202
FNMA PO Strip, 4.664%, 07/01/33 [5]	468,935		356,200
Total Interest and Principal Only Strips			5,344,199
U.S. Treasury Notes - 0.6%
USTN, 2.375%, 04/15/11	1,153,438	[2]	1,166,595
Total U.S. Government and Agency Obligations (cost $220,425,888)			219,974,839
Mortgage-Backed Securities - 11.7%[1]
American Home Loan Investment Trust, 5.294%, 06/25/45, (03/25/10) [7,13]	2,326,718		1,291,706
American Home Mortgage Assets, Series 2005-1, Class 1A1, 6.782%, 11/25/35 [10]	198,958		142,545
American Home Mortgage Investment Trust, 3.280%, 04/25/44, (02/25/09) [7,13]	244,913		202,525
American Home Mortgage Investment Trust, 5.001%, 06/25/45, (11/01/08) [7,13]	171,663		127,625
American Home Mortgage Investment Trust, 7.500%, 02/25/45, (11/25/09) [7,13]	1,134,965		760,073
Bank of America Funding Corp., 6.619%, 12/20/34 [10]	300,004		233,375
Bear Stearns Alt-A Trust, 5.912%, 04/25/35 [10,13]	246,954		164,500
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A, 5.634%, 04/25/37 [10]	1,592,453		1,021,285
Countrywide Alternative Loan Trust, 3.507%, 05/25/35, (10/25/08) [7,13]	1,242,261		1,072,120
Countrywide Home Loans, Inc., Series 2004-R2, Class 1AF1, 3.734%, 11/25/34, (10/25/08) [7]	477,243		447,030
Countrywide Home Loans, Inc., Series 2005-HYB8, Class 1A1, 5.392%, 12/20/35 [10,13]	185,936		156,837
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HYB2, Class 3A1, 5.455%, 02/25/47 [10,13]	430,833		281,334
Countrywide Alternative Loan Trust, Series 2007-25, Class 2A1, 6.000%, 11/25/22 [13]	846,238		760,293
Countrywide Alternative Loan Trust, 6.000%, 06/25/34	673,838		580,764
Countrywide Home Loans, Inc., 6.460%, 05/20/35 [10,13]	196,346		134,050
Deutsche Alt-A Securities, Inc., Series 2006-AR6, Class A6, 3.397%, 02/25/37, (10/27/08) [7,13]	1,741,000		966,721
GSMPS Mortgage Loan Trust, 3.370%, 03/25/35, (10/25/08) [3,7,13]	382,611		351,836
GSR Mortgage Loan Trust, 3.440%, 05/25/34, (11/01/08) [7,13]	95,551		83,715
Harborview Mortgage Loan Trust, 5.349%, 11/19/34 [10]	170,967		133,582
Master Alternative Loans Trust, 6.000%, 01/25/35 [9,13]	1,360,277		1,077,170
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	1,544,157		1,553,540
Morgan Stanley Mortgage Loan Trust, 6.099%, 08/25/35 [10,13]	1,741,171		1,448,436
Morgan Stanley Mortgage Loan Trust, Series 2007-14AR, Class 6A1, 6.471%, 11/25/37 [10,13]	1,438,257		945,396
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 2AS2, 5.728%, 08/25/47 [10]	1,912,421		1,293,704
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1, 5.994%, 10/25/15 [10]	1,709,151		1,117,189
Structured Asset Securities Corp., Series 2005-RF1, Class A, 3.414%, 03/25/35, (10/25/08) [3,7,13]	468,970		420,859
Washington Mutual Mortgage Pass-Through Certificates, 6.000%, 10/25/35 [13]	2,418,571		1,842,649
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	2,860,710		2,522,789
Total Mortgage-Backed Securities (cost $28,206,546)			21,133,648
Short-Term Investments - 3.6%
U.S. Government and Agency Discount Notes - 0.1% [5,6]
FHLMC Discount Notes, 1.925%, 11/03/08 (cost $177,660)	178,000		177,682

	Shares
Other Investment Companies - 3.5% [4,9]
Bank of New York Institutional Cash Reserves Fund, Series A, 2.20% [8,15]	1,191,415		1,191,415
Bank of New York Institutional Cash Reserves Fund, Series B, 0.00%* [8,15]	13,850		1,731
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.73%	5,137,097		5,137,097
Total Other Investment Companies			6,330,243
Total Short-Term Investments (cost $6,520,022)			6,507,925
Total Investments - 137.1% (cost $255,152,456)			247,616,412
Other Assets, less Liabilities - 37.1%			(66,992,503)
Net Assets - 100%			$180,623,909

Managers Short Duration Government Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 92.5% [1]
Federal Home Loan Mortgage Corporation - 37.0%
FHLMC, 3.799%, 07/01/34, (06/01/09) [7,9]	$814,898	$820,584
FHLMC, 3.810%, 05/01/34, (06/01/09) [7,9]	483,161	486,552
FHLMC, 4.000%, 09/15/15	939,280	937,326
FHLMC, 4.103%, 10/01/33, (12/01/08) [7,9]	3,264,382	3,304,952
FHLMC, 4.675%, 03/01/38, (04/01/13) [7]	1,973,092	1,961,050
FHLMC, 4.901%, 12/01/35, (10/01/10) [7]	1,830,461	1,835,544
FHLMC, 5.000%, 06/01/09	225,333	224,977
FHLMC, 5.000%, 05/01/18	390,818	391,421
FHLMC, 5.000%, 05/01/18 [9]	1,316,236	1,318,268
FHLMC, 5.000%, 07/15/25	1,137,012	1,143,863
FHLMC, 5.000%, 05/15/26	1,249,201	1,254,897
FHLMC, 5.000%, 06/15/27 [9]	4,738,363	4,791,262
FHLMC, 5.943%, 02/01/37, (02/01/12) [7,9]	10,798,804	11,031,175
FHLMC, 6.000%, 02/01/22 [9]	3,916,522	3,989,332
FHLMC, 6.000%, 10/15/26	1,304,355	1,328,458
FHLMC, 6.000%, 07/01/37	706,544	715,905
FHLMC, 6.000%, 12/21/14, TBA	13,000,000	13,223,444
FHLMC, 6.500%, TBA	3,000,000	3,075,936
FHLMC Gold Pool, 2.737%, 06/15/35, (10/15/08) [7,9]	7,189,988	7,004,567
FHLMC Gold Pool, 3.750%, 11/15/25 [9]	3,692,641	3,668,921
FHLMC Gold Pool, 4.000%, 12/01/20 [9]	4,114,529	3,921,585
FHLMC Gold Pool, 5.000%, 06/01/09	399,105	398,474
FHLMC Gold Pool, 5.000%, 05/01/18 [9]	1,272,810	1,274,775
FHLMC Gold Pool, 5.000%, 01/01/19 [9]	1,472,296	1,474,569
FHLMC Gold Pool, 5.000%, 04/01/19	555,998	555,119
FHLMC Gold Pool, 5.000%, 08/01/19	175,206	174,929
FHLMC Gold Pool, 5.500%, 11/01/17 [9]	618,970	629,131
FHLMC Gold Pool, 5.500%, 12/01/17	303,795	308,782
FHLMC Gold Pool, 5.500%, 08/01/19	543,284	549,825
FHLMC Gold Pool, 5.500%, 09/01/19	489,879	495,777
FHLMC Gold Pool, 6.000%, 09/01/17	122,900	125,171
FHLMC Gold Pool, 6.000%, 09/01/17	705,281	718,315
FHLMC Gold Pool, 6.000%, 07/01/21 [9]	2,114,718	2,154,032
FHLMC Gold Pool, 6.000%, 07/01/21	3,627,587	3,695,026
FHLMC Gold Pool, 6.000%, 09/01/21 [9]	2,642,028	2,691,145
FHLMC Gold Pool, 6.000%, 10/01/21 [9]	4,693,941	4,781,203
FHLMC Gold Pool, 6.000%, 02/01/22	821,453	836,560
FHLMC Gold Pool, 6.000%, 03/01/23	9,500,287	9,676,902
FHLMC Gold Pool, 6.000%, 09/01/37	546,122	553,357
FHLMC Gold Pool, 7.500%, 04/01/15	5,102	5,369
FHLMC Gold Pool, 7.500%, 04/01/15	13,952	14,683
FHLMC Gold Pool, 7.500%, 04/01/15	447,141	470,573
FHLMC Gold Pool, 7.500%, 10/01/15	2,383	2,511
FHLMC Gold Pool, 7.500%, 12/01/15	5,044	5,316
FHLMC Gold Pool, 7.500%, 12/01/15	100,522	105,948
FHLMC Gold Pool, 7.500%, 04/01/29	112,378	121,943
FHLMC Gold Pool, 8.500%, 12/01/25 [9]	90,177	99,932
FHLMC Pool, 7.500%, 03/01/33	1,041,210	1,127,720
FHLMC, Series 2697, Class LP, 4.500%, 10/15/19	970,652	973,712
FHLMC, Series 3165, Class JA, 5.500%, 04/15/26	843,783	859,923
FHLMC Structured Pass Through Securities, 4.391%, 11/25/38	77,379	77,278
FHLMC Structured Pass Through Securities, 7.500%, 02/25/42	141,327	146,170
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42 [10]	230,891	244,528
Total Federal Home Loan Mortgage Corporation		101,778,717
Federal National Mortgage Association - 46.8%
FNMA, 3.527%, 11/25/30, (10/25/08) [7,9]	2,934,169	2,864,183
FNMA, 3.607%, 03/25/35, (10/25/08) [7,9]	3,166,696	3,014,964
FNMA, 3.781%, 06/01/34, (06/01/09) [7]	2,959,032	2,995,728
FNMA, 4.245%, 06/01/34, (04/01/09) [7,9]	3,487,481	3,476,904
FNMA, 4.399%, 08/01/34, (02/01/09) [7]	1,267,430	1,272,329
FNMA, 4.433%, 08/01/34, (04/01/09) [7]	1,807,781	1,830,526
FNMA, 4.862%, 09/01/33, (09/01/09) [7,9]	1,173,388	1,174,743
FNMA, 4.977%, 01/01/36, (11/01/10) [7]	620,920	623,202
FNMA, 5.000%, 07/01/18	385,586	386,855
FNMA, 5.000%, 07/01/18	398,934	400,746
FNMA, 5.000%, 09/01/19 [9]	1,060,003	1,053,553
FNMA, 5.000%, 03/25/24	1,289,628	1,295,575
FNMA, 5.161%, 01/01/36, (12/01/10) [7]	258,923	261,039
FNMA, 5.299%, 06/01/37, (05/01/10) [7]	1,739,784	1,753,984
FNMA, 5.335%, 08/01/36, (05/01/11) [7]	1,276,460	1,296,112
FNMA, 5.357%, 02/01/37, (12/01/09) [7]	2,188,901	2,207,554
FNMA, 5.496%, 05/01/36, (05/01/11) [7]	820,179	834,235

Managers Short Duration Government Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 46.8% (continued)
FNMA, 5.500%, 10/20/18	$11,500,000	$11,589,838
FNMA, 5.500%, 11/01/18 [9]	1,740,262	1,755,777
FNMA, 5.500%, 11/15/18	250,000	251,484
FNMA, 5.500%, 12/01/18	558,274	563,251
FNMA, 5.500%, 01/01/21	$673,555	$680,823
FNMA, 5.500%, TBA	8,500,000	8,476,098
FNMA, 5.625%, 10/01/36, (04/01/11) [7]	3,374,797	3,440,376
FNMA, 5.762%, 01/01/37, (01/01/12) [7,9]	4,189,055	4,244,900
FNMA, 5.880%, 09/01/37, (08/01/12) [7]	1,778,610	1,812,429
FNMA, 5.892%, 09/01/37, (09/01/12) [7]	1,906,314	1,942,167
FNMA, 6.000%, 03/01/17	303,880	311,053
FNMA, 6.000%, 08/01/17	436,859	447,034
FNMA, 6.000%, 09/01/22 [9]	5,280,128	5,383,832
FNMA, 6.00%, TBA	9,000,000	9,165,942
FNMA, 6.00%, TBA	2,000,000	2,033,124
FNMA, 6.006%, 11/01/37, (10/01/12) [7]	2,731,622	2,790,610
FNMA, 6.010%, 12/01/08 [9]	4,221,001	4,206,904
FNMA, 6.040%, 10/01/08 [9]	1,080,426	1,076,832
FNMA, 6.500%, 10/01/03	5,000,000	5,126,560
FNMA, 6.500%, 04/01/17 [9]	796,066	827,440
FNMA, 6.500%, 08/01/32	1,589,498	1,645,326
FNMA, 6.516%, 01/01/33, (12/01/08) [7]	125,407	126,601
FNMA, 6.740%, 06/01/09	883,210	891,125
FNMA, 7.000%, 09/01/14	1,285,496	1,356,049
FNMA, 7.500%, 12/01/33	138,939	147,026
FNMA, 7.500%, 01/01/34	156,054	165,136
FNMA, Series 2005-86, Class WH, 5.000%, 11/25/25	3,070,764	3,085,026
FNMA, Series 2008-22, Class KA, 5.500%, 06/25/21	863,539	869,876
FNMA, Series 2005-108, Class TA, 5.500%, 03/25/22	887,985	890,764
FNMA, Series 2006-48, Class TA, 5.500%, 04/25/28	4,162,974	4,235,091
FNMA, Series 2006-33, Class QA, 6.000%, 01/25/29	2,955,038	3,005,359
FNMA, Series 2005-115, Class OC, 6.000%, 10/25/33	1,883,608	1,915,047
FNMA Grantor Trust, Series 2002-T5, Class A1, 3.207%, 05/25/32, (10/27/08) [7]	660,242	587,129
FNMA Grantor Trust Pass Through, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	919,559	961,463
FNMA Pass Through Securities, Series 2002-33, Class A2, 7.500%, 06/25/32	142,231	149,298
FNMA Whole Loan, Series 2005-W2, Class A1, 3.407%, 05/25/35, (10/25/08) [7,9]	5,822,347	5,516,425
FNMA Whole Loan, Series 2003-W8, Class 3F1, 3.607%, 05/25/42, (10/25/08) [7,9]	2,240,392	2,194,666
FNMA Whole Loan, Series 2004-W14, Class 1AF, 3.607%, 07/25/44, (10/25/08) [7,9]	4,622,656	4,584,821
FNMA Whole Loan, Series 2004-W5, Class F1, 3.657%, 02/25/47, (10/25/08) [7]	1,107,422	1,106,676
FNMA Whole Loan, Series 2002-W1, Class 2A, 7.500%, 02/25/42 [9]	681,276	717,207
FNMA Whole Loan, Series 2002-W6, Class 2A, 7.500%, 06/25/42	585,629	626,536
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.500%, 10/25/42 [9]	1,167,382	1,231,488
FNMA Whole Loan, Series 2003-W1, Class 2A, 7.500%, 12/25/42	37,552	39,006
Total Federal National Mortgage Association		128,915,847
Government National Mortgage Association - 7.0%
GNMA, 3.500%, 07/20/35, (10/01/09) [7,9]	2,984,190	3,041,988
GNMA, 3.500%, 09/20/35, (10/01/09) [7]	2,292,247	2,336,506
GNMA, 3.625%, 03/20/37, (04/01/09) [7]	1,068,125	1,065,416
GNMA, 4.750%, 01/20/32, (04/01/09) [7]	197,226	198,142
GNMA, 4.750%, 10/20/34, (01/01/09) [7]	607,448	611,312
GNMA, 5.000%, 10/20/32, (01/01/09) [7]	404,735	407,804
GNMA, 5.000%, 03/20/35, (04/01/09) [7]	152,267	153,871
GNMA, 5.000%, 06/20/35, (07/01/09) [7]	189,635	191,095
GNMA, 5.125%, 10/20/17, (01/01/09) [7,9]	82,397	83,496
GNMA, 5.125%, 11/20/17, (01/01/09) [7]	95,979	97,261
GNMA, 5.125%, 12/20/17, (01/01/09) [7]	67,949	68,856
GNMA, 5.125%, 12/20/21, (01/01/09) [7]	153,396	155,132
GNMA, 5.125%, 11/20/23, (01/01/09) [7]	82,539	83,390
GNMA, 5.125%, 11/20/23, (01/01/09) [7]	1,017,369	1,028,916
GNMA, 5.125%, 10/20/25, (01/01/09) [7]	309,181	312,814
GNMA, 5.125%, 12/20/25, (01/01/09) [7]	158,142	159,943
GNMA, 5.125%, 11/20/27, (01/01/09) [7]	97,536	98,649
GNMA, 5.250%, 01/20/28, (04/01/09) [7]	100,327	101,289
GNMA, 5.375%, 03/20/21, (04/01/09) [7]	66,981	67,731
GNMA, 5.375%, 06/20/22, (07/01/09) [7]	129,875	131,902
GNMA, 5.375%, 03/20/23, (04/01/09) [7]	121,744	122,740
GNMA, 5.375%, 04/20/24, (07/01/09) [7,9]	763,758	773,422
GNMA, 5.375%, 04/20/26, (07/01/09) [7]	139,972	141,800
GNMA, 5.375%, 05/20/27, (07/01/09) [7,9]	667,381	676,239
GNMA, 5.375%, 05/20/33, (07/01/09) [7]	167,594	169,200
GNMA, 5.500%, 01/20/34, (04/01/09) [7]	887,917	902,311
GNMA, 5.625%, 07/20/18, (10/01/09) [7]	88,769	89,928
GNMA, 5.625%, 07/20/18, (10/01/09) [7]	111,142	113,019
GNMA, 5.625%, 08/20/21, (10/01/09) [7]	72,534	73,484

Managers Short Duration Government Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Government National Mortgage Association - 7.0% (continued)
GNMA, 5.625%, 09/20/22, (10/01/09) [7]	$35,675		$36,070
GNMA, 5.625%, 08/20/23, (10/01/09) [7]	92,193		93,179
GNMA, 5.625%, 08/20/26, (10/01/09) [7]	103,806		105,086
GNMA, 5.625%, 08/20/32, (10/01/09) [7]	889,347		899,078
GNMA, 5.625%, 07/20/33, (10/01/09) [7]	1,010,595		1,020,830
GNMA, 5.625%, 08/20/33, (10/01/09) [7]	1,985,828		2,005,942
GNMA, 5.625%, 09/20/35, (10/01/09) [7]	1,581,874		1,601,153
GNMA, 9.500%, 07/15/09	2,202		2,266
GNMA, 9.500%, 12/15/17	15,304		16,841
Total Government National Mortgage Association			19,238,101
Interest Only Strips - 1.2%
FHLMC IO Strip, 4.500%, 08/15/35	158,887		33,559
FHLMC IO Strip, 4.500%, 09/15/35	321,963		79,699
FHLMC IO Strip, 4.500%, 09/15/35	403,883		87,413
FHLMC IO Strip, 4.613%, 11/15/30, (10/15/08) [7,13]	310,219		25,150
FHLMC IO Strip, 5.000%, 05/15/18	94,260		10,899
FHLMC IO Strip, 5.000%, 02/15/20	552,385		90,986
FHLMC IO Strip, 5.000%, 02/15/20	389,013		62,443
FHLMC IO Strip, 5.000%, 04/15/20	479,131		78,036
FHLMC IO Strip, 5.000%, 07/15/20	182,193		29,417
FHLMC IO Strip, 5.000%, 12/01/34	2,194,156		507,716
FHLMC IO Strip, 5.000%, 08/01/35	2,904,047		651,132
FHLMC IO Strip, 7.500%, 10/01/27	56,726		12,837
FHLMC IO Strip, 8.000%, 06/01/31	13,131		3,100
FNMA IO Strip, 3.875%, 01/25/24, (10/25/08) [7]	111,138		10,597
FNMA IO Strip, 5.000%, 02/01/35	1,177,521		259,369
FNMA IO Strip, 5.000%, 07/01/35	5,391,635		1,208,355
FNMA IO Strip, 5.000%, 12/01/35	650,299		153,145
FNMA IO Strip, 7.500%, 11/18/14	89,992		6,989
FNMA IO Strip, 8.000%, 08/25/22	98,352		18,859
FNMA IO Strip, 8.000%, 03/18/27	50,378		11,629
FNMA IO Strip, 8.000%, 05/18/27	37,626		8,805
FNMA IO Strip, 8.000%, 05/01/30	30,525		6,856
FNMA IO Strip, 9.000%, 12/15/16	50,612		11,083
Total Interest Only Strips			3,368,074
U.S. Treasury Notes - 0.5%
USTN, 2.375%, 04/15/11	1,291,940	[2]	1,306,676
Total U.S. Government and Agency Obligations (cost $255,354,820)			254,607,415
Mortgage-Backed Securities and Interest Only Strips - 8.5%[1]
Mortgage-Backed Securities - 8.4%
Countrywide Home Loans, Inc., 3.707%, 02/25/35, (10/27/08) [9,10,13]	1,604,941		701,743
Deutsche Alt-A Securities, Inc. Mortgage Loan, 6.250%, 07/25/36 [10,13]	511,370		472,856
FNR 2005-30 BU, 5.00%, 03/25/24	971,136		972,863
GE Capital Commercial Mortgage Corporation, 6.496%, 01/15/33	499,591		501,647
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.957%, 09/15/35	1,555,874		1,574,727
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.724%, 03/15/33 [9]	6,989,409		7,083,265
Greenwich Capital Commercial Funding Corp., Class A2, Series 2005-GG3, 4.305%, 08/10/42 [10]	1,754,000		1,719,148
Harborview Mortgage Loan Trust, 3.440%, 11/19/34, (10/20/08) [7,13]	1,471,786		1,137,777
Lehman Brothers Mortgage Trust, 6.000%, 08/25/21[13]	2,204,894		1,804,569
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	2,109,838		2,122,658
PNC Mortgage Acceptance, 7.300%, 10/12/33	2,002,631		2,031,374
Salomon Brothers Mortgage, 7.455%, 07/18/33	286,120		289,450
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 2AS2, 5.728%, 08/25/47 [10]	2,347,062		1,587,729
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1, 5.994%, 10/25/15 [10]	1,079,464		705,593
Washington Mutual, Class 2A3, Series 2005-AR2, 3.557%, 01/25/45, (10/25/08) [7,13]	979,450		537,177
Total Mortgage-Backed Securities			23,242,576
Mortgage-Backed Interest Only Strips - 0.1%
Bank of America-First Union IO Strip, Series 2001-3, Class XC, 0.433%, 04/11/37 [3,7]	4,845,741		180,142
CS First Boston Mortgage IO Strip, 0.839%, 12/15/35 [3,7]	1,400,869		40,810
CS First Boston Mortgage Sec. Corp. IO Strip, Series 1998-C1, Class AX, 1.069%, 05/17/40 [7]	792,482		36,404
GMAC, Series 1999-C1 IO Strip, Class X, 0.571%, 05/15/33 [7]	6,237,688		88,265
Total Mortgage-Backed Interest Only Strips			345,621
Total Mortgage-Backed Securities and Interest Only Strips (cost $28,661,254)			23,588,197
Asset-Backed Securities - 1.1%[1]
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A4, 3.527%, 11/25/35, (10/27/08) [7]	1,800,000		1,623,345
FNMA Grantor Trust, Series 2004-T10, Class 1AV1, 2.690%, 06/25/35, (10/27/08) [7,9]	90,769		90,197
FNMA Grantor Trust, Series 2003-T2, Class A1, 3.487%, 03/25/33, (10/27/08) [7]	394,826		328,372
FNMA Grantor Trust, Series 2003-T4, Class A1, 3.539%, 09/26/33, (10/27/08) [7]	19,620		18,329
FNMA Whole Loan, Series 2003-W13, Class AV2, 3.487%, 10/25/33, (10/27/08) [7]	173,177		164,291
FNMA Whole Loan, Series 2001-W2, Class AS5, 5.973%, 10/25/31 [11]	148,642		148,098
Structured Asset Investment Loan Trust, 3.747%, 12/25/34, (10/27/08) [7,9]	585,866		533,982
Total Asset-Backed Securities (cost $3,214,818)			2,906,613

Managers Short Duration Government Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Short-Term Investments - 4.1%
U.S. Government and Agency Discount Notes - 0.3% [5,6]
FHLMC Discount Notes, 1.925%, 11/03/08	$156,000	$155,721
FHLMC Discount Notes, 2.997%, 02/02/05	50,000	49,492
FHLMC Discount Notes, 3.019%, 03/30/09	250,000	246,312
FNMA Discount Notes, 0.462%, 10/15/08	150,000	149,971
FNMA Discount Notes, 1.269%, 12/03/08	75,000	74,834
FNMA Discount Notes, Series BB, 2.504%, 12/04/08	75,000	74,667
FNMA Discount Notes, 2.511%, 12/10/08	75,000	74,635
FNMA Discount Notes, 3.002%, 02/11/09	50,000	49,455
Total U.S. Government and Agency Discount Notes		669,874

	Shares
Other Investment Companies - 3.8% [4,9]
Bank of New York Institutional Cash Reserves Fund, Series A, 2.20% [8,15]	1,334,465	1,334,465
Bank of New York Institutional Cash Reserves Fund, Series B, 0.00% [8,15]	15,506	1,938
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.73%	9,072,868	9,072,868
Total Other Investment Companies		10,409,271
Total Short-Term Investments (cost $11,297,533)		11,079,145
Total Investments - 106.2% (cost $298,528,425)		292,181,370
Other Assets, less Liabilities - (6.2)%		(16,822,376)
Net Assets - 100%		$275,358,994

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2008, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Short Duration	$298,532,523	$1,211,272	$(7,357,212)	$(6,145,940)
Intermediate Duration	255,164,817	1,459,838	(9,008,243)	(7,548,405)
Mid-Cap	66,923,619	1,191,594	(9,711,542)	(8,519,948)
Balanced	24,169,983	570,365	(1,256,729)	(686,364)
High Yield	46,868,908	133,647	(7,077,249)	(6,943,602)
Fixed-Income	141,709,982	965,360	(16,398,366)	(15,433,006)

*	Non-income producing security
#	Rounds to less than 0.1%
[1]

Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at September 30, 2008.

[2]	Some or all of these securities were out on loan to various brokers as of September 30, 2008, amounting to:

Fund	Market Value	% of Net Assets
Short Duration	$1,306,676	0.5%
Intermediate Duration	1,166,595	0.6%
Mid-Cap	12,620,966	27.5%
Balanced	3,421,209	17.6%
High Yield	7,954,923	25.3%
Fixed Income	14,908,167	12.7%

[3]

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2008, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Short Duration	$220,952	0.1%
Intermediate Duration	772,695	0.4%
High Yield	5,592,933	17.8%
Fixed Income	8,330,028	7.1%

[4]

Yield shown for each of the investment companies listed represents the September 30, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[5]	Indicates yield to maturity at September 30, 2008.
[6]	Security pledged to cover margin requirements for open futures positions at September 30, 2008.
[7]	Floating Rate Security. The rate listed is as of September 30, 2008. Date in parenthesis represents the security’s next coupon rate reset.
[8]	Collateral received from brokers for securities lending was invested in this short-term investment.
[9]	All or part of security has been segregated for delayed delivery transactions.
[10]	Variable Rate Security. The rate listed is as of September 30, 2008 and is periodically reset subject to terms and conditions set forth in the debenture.
[11]	Step Bond. A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[12]	Payment-in-kind security. A type of high yield debt instrument whose issuer has the option of making interest payments either in cash or in additional debt securities.
[13]

Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued by an independent pricing agent.

[14]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[15]

In September 2008, The Bank of New York Mellon established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman floating rate notes. The Fund’s position in Series B is being marked to market daily.

Securities Transacted on a When Issued Basis

Each Fund may enter into TBA purchase commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. Each contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at March 31, 2008 were as follows:

Security Name	Principal/Share Amount	Current Liability
FNMA, 5.000%, 10/15/21	$4,800,000	$4,765,498
FNMA, 5.500%, 10/15/37	2,000,000	1,994,376

Total		$6,759,874

Fair Value Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is as signed a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 –significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

	Investments in Securities	Other Financial Instruments*
Managers Short Duration Government Fund
Level 1 - Quoted Prices	$10,407,332	$520,677
Level 2 - Other Significant Observable Inputs	281,979,251	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$292,386,583	$520,677

Managers Intermediate Duration Government Fund
Level 1 - Quoted Prices	$6,328,512	$427,074
Level 2 - Other Significant Observable Inputs	241,287,900	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$247,616,412	$427,074

Managers AMG Chicago Equity Mid - Cap Fund
Level 1 - Quoted Prices	$58,383,705	—
Level 2 - Other Significant Observable Inputs	19,965	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$58,403,670	—

Managers AMG Chicago Equity Balanced Fund
Level 1 - Quoted Prices	$15,485,336	—
Level 2 - Other Significant Observable Inputs	7,998,283	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$23,483,619	—

Managers High Yield Fund
Level 1 - Quoted Prices	$8,945,935	—
Level 2 - Other Significant Observable Inputs	30,979,371	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$39,925,306	—

Managers Fixed Income Fund
Level 1 - Quoted Prices	$20,565,568	—
Level 2 - Other Significant Observable Inputs	105,711,408	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$126,276,976	—

*   Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The following table is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Managers Short Duration Government Fund
Balance as of December 31, 2007	$0	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net Transfers in and/or out of Level 3	—	—
Balance as of September 30, 2008	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of September 30, 2008	$0	$0

	Investments in Securities	Other Financial Instruments
Managers Intermediate Duration Government Fund
Balance as of December 31, 2007	$0	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net Transfers in and/or out of Level 3	—	—
Balance as of September 30, 2008	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of September 30, 2008	$0	$0

	Investments in Securities	Other Financial Instruments
Managers AMG Chicago Equity Mid - Cap Fund
Balance as of December 31, 2007	$0	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net Transfers in and/or out of Level 3	—	—
Balance as of September 30, 2008	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of September 30, 2008	$0	$0

	Investments in Securities	Other Financial Instruments
Managers AMG Chicago Equity Balanced Fund
Balance as of December 31, 2007	$0	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net Transfers in and/or out of Level 3	—	—
Balance as of September 30, 2008	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of September 30, 2008	$0	$0

	Investments in Securities	Other Financial Instruments
Managers High Yield Fund
Balance as of December 31, 2007	$0	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net Transfers in and/or out of Level 3	—	—
Balance as of September 30, 2008	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of September 30, 2008	$0	$0

	Investments in Securities	Other Financial Instruments
Managers Fixed Income Fund
Balance as of December 31, 2007	$0	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net Transfers in and/or out of Level 3	—	—
Balance as of September 30, 2008	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of September 30, 2008	$0	$0

Futures Contracts (Short & Intermediate Duration Funds)

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds had the following open futures contracts as of September 30, 2008:

Short Duration

The market value of assets pledged to cover margin requirements for the open futures positions at September 30, 2008 amounted to $874,907.

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	246	Long	December 2008	$267,995
5-Year U.S. Treasury Note	375	Short	December 2008	(106,779)
10-Year U.S. Treasury Note	73	Short	December 2008	53,849
U.S. Treasury Long Bond	84	Long	December 2008	(63,866)
10-Year Interest Swap	211	Short	December 2008	429,503
3-Month Eurodollar	1	Short	March 2008 - December 2009	2,848
3-Month Eurodollar	104	Long	March 2008 - December 2009	20,911
3-Month Eurodollar	45	Long	December 2010 - September 2011	50,675
3-Month Eurodollar	84	Short	December 2008 - December 2012	(134,459)
Total				$520,677

Intermediate Duration

The market value of assets pledged to cover margin requirements for the open futures positions at September 30, 2008 amounted to $177,680.

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	12	Short	December 2008	$(15,405)
5-Year U.S. Treasury Note	4	Short	December 2008	(1,139)
10-Year U.S. Treasury Note	60	Short	December 2008	92,756
10-Year Swap	7	Long	December 2008	(14,291)
U.S. Treasury Long Bond	3	Long	December 2008	(2,281)
3-Month Eurodollar	124	Long	June 2009 - September 2012	487,414
3-Month Eurodollar	78	Short	June 2010	(119,981)
Total				$427,073

Investments Abbreviations:

FHLMC: Federal Home Loan Mortgage Corp.

FNMA: Federal National Mortgage Association

GMAC: General Motors Acceptance Corp.

GNMA: Government National Mortgage Association

GSMPS: Goldman Sachs Mortgage Participating Security

GSR: Goldman Sachs REMIC

IO: Interest Only

PO: Principal Only

USTN: United States Treasury Note

Security Ratings (unaudited):

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody’s Ratings	Gov’t/AAA	AA	A	B	BBB	BB	Below BB	Not Rated
Short Duration	99.7%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.3%
Intermediate Duration	100.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
High Yield	0.0%	0.0%	0.0%	53.8%	3.1%	29.8%	11.6%	1.7%
Fixed Income	20.0%	5.2%	22.2%	0.0%	46.9%	3.6%	2.0%	0.1%

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ John H. Streur
John H. Streur, President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: November 26, 2008

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: November 26, 2008